Consolidated Schedule of Investments
(unaudited)
September 30, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.4%
(a)(b)
AREIT Ltd., Series 2025-CRE10,
Class A, (1-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.54%,
12/17/29 ................. USD 100 $ 100,062
CIFC Funding Ltd., Series 2025-2A,
Class A, (3-mo. CME Term SOFR
at 1.13% Floor + 1.13%), 5.41%,
04/15/38 ................. 250 250,272
Elmwood CLO II Ltd., Series 2019-2A,
Class BRR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%),
6.03%, 10/20/37 ............ 250 251,097
601,431
Ireland — 1.4%
(b)(c)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 5.79%,
02/15/37 ................. EUR 100 118,828
Arbour CLO VI DAC, Series 6X, Class
DR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.24%, 11/15/37 . 100 118,065
Arcano Euro CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.40%
Floor + 3.40%), 5.59%, 04/25/39 . 100 119,270
Arcano Euro CLO II DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.28%, 07/25/39 . 100 118,468
Arini European CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 5.17%, 01/15/39 . 100 117,379
Aurium CLO VII DAC, Series 7X, Class
DR, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 5.28%, 10/15/38 . 100 118,770
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.19%, 10/25/37 . 100 118,601
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.13%, 10/15/37 . 100 118,187
CVC Cordatus Opportunity Loan
Fund-R DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.80% Floor +
2.80%), 4.84%, 08/15/33 ....... 100 117,572
Hambridge Euro CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 0.00%, 10/20/38 . 100 117,405
Palmer Square European Loan Funding
DAC, Series 2024-2X, Class D,
(3-mo. EURIBOR at 3.15% Floor +
3.15%), 5.19%, 05/15/34 ....... 100 117,712
Penta CLO DAC, Series 2024-17X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.29%, 08/15/38 . 100 118,198
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.23%, 10/15/38 . 100 118,435
Rockford Tower Europe CLO DAC,
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.21%, 10/25/37 ............ 100 118,088
Signal Harmonic CLO I DAC, Series
1X, Class DR, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 5.42%,
07/15/38 ................. 100 118,755
Security
Par (000)
Par (000) Value
Ireland (continued)
Sona Fios CLO III DAC, Series 3X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.27%, 04/20/37 . EUR 110 $ 130,522
Sona Fios CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.33%, 08/25/38 . 100 118,741
Texas Debt Capital Euro CLO DAC,
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.20%, 04/16/39 ............ 100 118,806
Tikehau CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.27%, 10/20/38 . 100 117,999
2,259,801
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... GBP 24 33,043
United States — 1.6%
(a)
Ajax Mortgage Loan Trust, Series 2021-
E, Class A1, 1.74%, 12/25/60
(b)
.. USD 135 118,503
FNA 8 LLC, Series 2025-1, Class A,
5.62%, 03/15/45
(b)
........... 84 84,958
FS Rialto Issuer LLC, Series 2025-
FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.52%, 08/19/42
(b)
........... 100 100,076
GoodLeap Home Improvement
Solutions Trust, Series 2024-1A,
Class A, 5.35%, 10/20/46 ...... 88 89,023
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48 ............ 18 14,685
GreenSky Home Improvement Trust,
Series 2024-1, Class A4, 5.67%,
06/25/59 ................. 50 50,722
MF1 LLC, Series 2025-FL20, Class A,
(1-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.59%, 02/18/43
(b)
100 100,084
Navient Private Education Refi Loan
Trust
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
5.51%, 04/15/60
(b)
......... 48 47,957
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 104 106,724
Navient Refinance Loan Trust, Series
2025-B, Class A, 4.72%, 09/15/55 100 99,777
Nelnet Student Loan Trust
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... 100 90,300
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 100 90,961
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 100 88,463
Series 2025-AA, Class A1B, (SOFR
30 day Average at 0.00% Floor +
1.10%), 5.47%, 03/15/57
(b)
... 138 137,855
Series 2025-CA, Class A1B, (SOFR
30 day Average at 1.35% Floor +
1.35%), 5.71%, 06/22/65
(b)
... 100 99,999
Series 2025-CA, Class D, 5.82%,
06/22/65 ............... 100 99,644
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29 ................. 2 1,615

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
QTS Issuer ABS II LLC, Series 2025-
1A, Class A2, 5.04%, 10/05/55 ... USD 55 $ 54,768
Republic Finance Issuance Trust,
Series 2025-A, Class A, 4.59%,
11/20/34 .................. 159 158,965
Retained Vantage Data Centers Issuer
LLC, Series 2025-1A, Class A2A,
5.09%, 08/15/50 ............ 60 60,175
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(d)
200 193,760
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 0.00% Floor +
4.86%), 9.01%, 10/15/41
(b)
..... 91 95,226
SMB Private Education Loan Trust
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 115 101,672
Series 2024-D, Class A1B, (SOFR
30 day Average at 1.10% Floor +
1.10%), 5.47%, 07/15/53
(b)
... 120 119,633
SoFi Personal Loan Trust, Series 2024-
1A, Class A, 6.06%, 02/12/31 ... 40 40,138
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54 .... 45 45,811
Taco Bell Funding LLC, Series 2025-
1A, Class A2I, 4.82%, 08/25/55 .. 75 75,157
UPX HIL Issuer Trust, Series 2025-1,
Class A, 5.16%, 01/25/47 ...... 154 154,519
2,521,170
Total Asset-Backed Securities — 3.4%
(Cost: $5,314,857) .............................. 5,415,445
Shares
Shares
Common Stocks
Australia — 0.3%
BHP Group Ltd. ............... 5,819 162,555
Fortescue Ltd. ................ 1,261 15,617
Macquarie Group Ltd. ........... 465 67,495
Quintis HoldCo Pty. Ltd.
(d)(e)(f)
...... 218,994 1
Rio Tinto Ltd. ................ 57 4,598
Santos Ltd. .................. 890 3,952
Telix Pharmaceuticals Ltd.
(f)
....... 2,050 19,818
Transurban Group
(g)
............ 8,471 77,288
Woolworths Group Ltd. .......... 2,775 48,973
Worley Ltd. .................. 2,080 19,323
419,620
Austria — 0.0%
Raiffeisen Bank International AG ... 63 2,182
Belgium — 0.0%
Elia Group SA/NV ............. 204 23,568
UCB SA .................... 37 10,328
33,896
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao ....... 27,889 69,955
Banco do Brasil SA ............ 5,519 22,813
Eneva SA
(f)
.................. 5,425 16,931
Localiza Rent a Car SA
(f)
......... 362 2,683
Lojas Renner SA .............. 14,939 42,047
MercadoLibre, Inc.
(f)
............ 27 63,097
Rede D'Or Sao Luiz SA
(a)(c)(f)
...... 802 6,356
Security
Shares
Shares Value
Brazil (continued)
Rumo SA
(f)
.................. 1,609 $ 4,804
Seguridade Participacoes SA ...... 6,626 41,383
Vale SA .................... 459 4,966
XP, Inc. , Class A .............. 231 4,341
279,376
Canada — 1.1%
Algoma Steel Group, Inc. ........ 4,547 16,165
Alimentation Couche-Tard, Inc. ..... 2,175 116,041
Barrick Mining Corp. ............ 2,183 71,700
CAE, Inc.
(f)
.................. 517 15,309
Cameco Corp. ................ 5,510 462,069
Canadian National Railway Co. .... 968 91,284
Canadian Natural Resources Ltd. ... 2,679 85,662
Cenovus Energy, Inc. ........... 2,964 50,326
FirstService Corp. ............. 125 23,816
Fortis, Inc. .................. 300 15,217
Gildan Activewear, Inc.
(f)
......... 489 28,250
Kinross Gold Corp. ............. 3,708 92,027
Nutrien Ltd. .................. 343 20,143
Power Corp. of Canada ......... 184 7,962
RB Global, Inc.
(f)
.............. 445 48,200
Sun Life Financial, Inc. .......... 2,486 149,281
Suncor Energy, Inc. ............ 7,258 303,733
TC Energy Corp.
(h)
............. 1,166 63,398
Teck Resources Ltd. , Class B ..... 1,675 73,478
Thomson Reuters Corp. ......... 204 31,677
1,765,738
Cayman Islands — 0.1%
(f)
Accelerant Holdings , Class A ...... 412 6,135
Bullish
(h)
.................... 1,563 99,422
Teya Services Ltd., Series C, (Acquired
11/16/21, cost $73,809)
(d)(i)
...... 38 12,432
117,989
China — 1.3%
Airtac International Group
(f)
....... 1,000 24,838
Alibaba Group Holding Ltd. , ADR ... 655 117,068
BYD Co. Ltd. , Class H .......... 19,000 268,559
Eastroc Beverage Group Co. Ltd. ,
Class A .................. 350 14,936
Geely Automobile Holdings Ltd. .... 12,000 30,147
Great Wall Motor Co. Ltd. , Class A .. 25,157 86,990
JD.com, Inc. , Class A ........... 4,500 78,842
Lenovo Group Ltd. ............. 30,000 44,454
NetEase, Inc. ................ 1,800 54,670
Nongfu Spring Co. Ltd. , Class H
(a)(c)
.. 53 366
NXP Semiconductors NV ........ 684 155,767
Pop Mart International Group Ltd.
(a)(c)
. 3,400 116,456
Prosus NV , Class N ............ 1,814 128,277
SAIC Motor Corp. Ltd. , Class A
(f)
.... 26,996 64,978
Seres Group Co. Ltd. , Class A ..... 200 4,828
Shenzhou International Group Holdings
Ltd. ..................... 3,400 26,917
Sungrow Power Supply Co. Ltd. , Class
A
(f)
...................... 800 18,237
Tencent Holdings Ltd. ........... 7,803 664,891
Trip.com Group Ltd. ............ 350 26,543
Weichai Power Co. Ltd. , Class H ... 18,000 32,201
Xiaomi Corp. , Class B
(a)(c)(f)
........ 4,400 30,580
Yum China Holdings, Inc. ........ 1,830 78,544
2,069,089
Colombia — 0.0%
Grupo Cibest SA , ADR
(h)
......... 136 7,064

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Czech Republic — 0.0%
Komercni Banka A/S ........... 130 $ 6,524
Moneta Money Bank A/S
(a)(c)
...... 441 3,520
10,044
Denmark — 0.4%
Coloplast A/S , Class B .......... 333 28,701
DSV A/S .................... 1,447 289,068
Genmab A/S
(f)
................ 116 35,792
Novo Nordisk A/S , Class B ....... 3,214 178,961
Pandora A/S ................. 209 27,326
Vestas Wind Systems A/S ........ 1,937 36,848
596,696
Finland — 0.1%
Elisa OYJ ................... 513 26,927
Kone OYJ , Class B ............ 566 38,606
Sampo OYJ , Class A ........... 2,979 34,249
99,782
France — 1.8%
Air Liquide SA ................ 50 10,418
Airbus SE ................... 1,029 240,298
AXA SA .................... 506 24,265
Bouygues SA ................ 963 43,435
Carrefour SA ................. 2,312 35,038
Cie de Saint-Gobain SA ......... 3,900 422,571
Dassault Systemes SE .......... 2,236 75,221
Eiffage SA .................. 456 58,422
Engie SA ................... 4,195 90,178
EssilorLuxottica SA ............ 2,175 708,514
Hermes International SCA ........ 193 474,595
L'Oreal SA .................. 45 19,552
LVMH Moet Hennessy Louis Vuitton SE 356 219,076
Orange SA .................. 4,392 71,242
Renault SA .................. 692 28,454
Safran SA ................... 154 54,650
Societe Generale SA ........... 1,183 78,760
Sodexo SA .................. 444 28,014
Thales SA ................... 257 81,241
2,763,944
Georgia — 0.0%
Lion Finance Group plc .......... 63 6,497
TBC Bank Group plc
(f)
........... 81 4,958
11,455
Germany — 0.5%
Allianz SE (Registered) .......... 251 105,603
Bayer AG (Registered) .......... 1,794 59,724
Caresyntax, Inc.
(d)(f)
............ 640 211
Deutsche Bank AG (Registered) .... 1,306 46,253
Deutsche Telekom AG (Registered) . 1,096 37,340
E.ON SE ................... 3,015 56,789
Fresenius Medical Care AG ....... 542 28,638
Merck KGaA ................. 47 6,098
Northern Data AG
(f)
............ 384 7,943
SAP SE .................... 814 217,963
Siemens Energy AG
(f)
........... 960 112,876
Symrise AG ................. 566 49,225
728,663
Greece — 0.0%
Athens International Airport SA ..... 888 10,822
Hellenic Telecommunications
Organization SA , Class R ...... 393 7,438
National Bank of Greece SA ...... 503 7,324
Security
Shares
Shares Value
Greece (continued)
OPAP SA , Class R ............. 278 $ 6,485
32,069
Hong Kong — 0.1%
AIA Group Ltd. ............... 200 1,917
Prudential plc ................ 4,564 63,895
Techtronic Industries Co. Ltd. ...... 5,000 63,916
129,728
Hungary — 0.0%
OTP Bank Nyrt. ............... 212 18,339
India — 0.1%
Axis Bank Ltd. ................ 202 2,573
Bajaj Finance Ltd.
(f)
............ 210 2,363
Eicher Motors Ltd. ............. 92 7,264
GAIL India Ltd. ............... 1,872 3,717
Hindustan Aeronautics Ltd.
(c)
...... 387 20,681
ICICI Bank Ltd. ............... 190 2,880
Infosys Ltd. .................. 1,518 24,689
ITC Ltd. .................... 5,668 25,622
Think & Learn Pvt Ltd., (Acquired
12/11/20, cost $67,547)
(d)(f)(i)
..... 45 —
89,789
Indonesia — 0.0%
Astra International Tbk. PT ....... 32,700 11,341
Bank Mandiri Persero Tbk . PT ..... 70,700 18,685
Bank Syariah Indonesia Tbk. PT .... 23,892 3,720
Ciputra Development Tbk. PT ..... 156,900 8,768
Mitra Adiperkasa Tbk. PT ........ 61,700 4,167
Telkom Indonesia Persero Tbk . PT .. 16,800 3,093
49,774
Ireland — 0.1%
Accenture plc , Class A .......... 601 148,207
Israel — 0.0%
(f)
Deep Instinct Ltd.
(d)
............ 2,674 160
Teva Pharmaceutical Industries Ltd. ,
ADR .................... 2,725 55,045
55,205
Italy — 1.3%
Banca Monte dei Paschi di Siena SpA
(f)
12,394 110,284
FinecoBank Banca Fineco SpA .... 1,554 33,728
Intesa Sanpaolo SpA ........... 123,707 818,838
Leonardo SpA ................ 2,223 142,242
Mediobanca Banca di Credito
Finanziario SpA ............. 1,819 36,864
UniCredit SpA ................ 10,809 822,512
Wizz Air Holdings plc
(a)(c)(f)
........ 446 6,951
1,971,419
Japan — 1.7%
Advantest Corp. ............... 700 69,260
Asahi Intecc Co. Ltd. ........... 1,400 22,750
Asahi Kasei Corp. ............. 4,400 34,583
Bridgestone Corp. ............. 300 13,865
Canon, Inc. .................. 2,400 70,039
Dai-ichi Life Holdings, Inc. ........ 7,600 59,783
Daiichi Sankyo Co. Ltd. .......... 1,449 32,603
Daikin Industries Ltd. ........... 39 4,495
Daiwa Securities Group, Inc. ...... 4,900 39,818
Ebara Corp. ................. 500 11,397
ENEOS Holdings, Inc. .......... 17,000 107,665
Fast Retailing Co. Ltd. .......... 100 30,371
FUJIFILM Holdings Corp. ........ 1,543 38,372

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Furukawa Electric Co. Ltd.
(f)
....... 500 $ 30,818
GMO Payment Gateway, Inc.
(f)
..... 300 16,828
Idemitsu Kosan Co. Ltd. ......... 5,600 38,313
Isetan Mitsukoshi Holdings Ltd. .... 1,200 22,131
Japan Exchange Group, Inc. ...... 4,200 46,901
Japan Post Bank Co. Ltd. ........ 10,900 133,470
Japan Post Holdings Co. Ltd. ...... 4,400 43,671
Japan Tobacco, Inc. ............ 5,000 163,985
Kakaku.com, Inc. .............. 1,300 22,327
Kansai Paint Co. Ltd.
(h)
.......... 1,272 20,732
Kawasaki Kisen Kaisha Ltd.
(h)
..... 3,100 44,079
KDDI Corp. .................. 2,300 36,682
Keyence Corp. ............... 300 111,768
Komatsu Ltd. ................ 1,600 55,740
Kuraray Co. Ltd. .............. 2,100 24,138
LY Corp. .................... 17,700 56,817
Mazda Motor Corp.
(h)
........... 3,200 23,301
MISUMI Group, Inc. ............ 1,700 26,477
Mitsubishi Corp. ............... 800 19,072
Mitsubishi UFJ Financial Group, Inc. . 2,406 38,812
Murata Manufacturing Co. Ltd. ..... 8,800 167,060
Nexon Co. Ltd. ............... 2,600 57,059
Nidec Corp. ................. 1,900 33,772
Nikon Corp.
(h)
................ 1,600 18,605
Nintendo Co. Ltd. .............. 300 25,956
Nippon Paint Holdings Co. Ltd. ..... 54 368
Nippon Steel Corp. ............. 1,500 6,178
Nippon Yusen KK
(h)
............ 800 27,300
Nissan Chemical Corp. .......... 800 28,979
Nissan Motor Co. Ltd.
(f)
.......... 9,400 22,861
Nomura Holdings, Inc. .......... 6,200 45,438
Obayashi Corp. ............... 2,000 32,827
Olympus Corp. ............... 5,500 69,537
Rakus Co. Ltd. ............... 2,346 21,563
Rakuten Group, Inc.
(f)
........... 4,300 27,884
Santen Pharmaceutical Co. Ltd. .... 1,763 19,572
Shimizu Corp. ................ 4,100 57,596
Socionext, Inc.
(h)
.............. 1,300 24,432
SoftBank Group Corp. .......... 600 75,708
Sumitomo Mitsui Financial Group, Inc. 1,300 36,573
Suzuki Motor Corp. ............ 5,300 77,162
TOTO Ltd.
(f)(h)
................ 1,400 36,819
Toyota Motor Corp. ............ 6,700 128,683
Toyota Tsusho Corp. ............ 1,900 52,596
Trend Micro, Inc. .............. 800 43,786
Yaskawa Electric Corp. .......... 1,000 21,287
2,670,664
Jersey, Channel Islands — 0.0%
Aptiv plc
(f)
................... 651 56,129
Kazakhstan — 0.0%
(c)
Halyk Savings Bank of Kazakhstan
JSC , GDR ................ 246 6,194
Kaspi.KZ JSC , ADR ............ 122 9,965
16,159
Macau — 0.0%
Wynn Macau Ltd. .............. 40,737 37,778
Malaysia — 0.0%
CIMB Group Holdings Bhd. ....... 2,100 3,669
Frontken Corp. Bhd. ............ 8,600 8,504
12,173
Security
Shares
Shares Value
Mexico — 0.1%
Cemex SAB de CV ............ 15,835 $ 14,181
Fomento Economico Mexicano SAB de
CV ..................... 443 4,368
Fresnillo plc ................. 2,595 82,777
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 455 14,694
Grupo Financiero Banorte SAB de CV ,
Class O .................. 7,834 78,915
Grupo Mexico SAB de CV, Series B . 1,240 10,815
Promotora y Operadora de
Infraestructura SAB de CV
(f)
.... 431 5,880
211,630
Netherlands — 1.3%
Argenx SE
(f)
................. 121 89,401
Argenx SE , ADR
(f)
............. 39 28,765
ASML Holding NV ............. 964 940,080
ING Groep NV ................ 10,417 273,089
Koninklijke Ahold Delhaize NV ..... 350 14,163
Koninklijke Vopak NV ........... 266 12,209
Shell plc .................... 17,958 644,107
Wolters Kluwer NV ............. 618 84,357
2,086,171
Norway — 0.1%
DNB Bank ASA ............... 679 18,507
Kongsberg Gruppen ASA
(f)
....... 1,455 46,498
Telenor ASA ................. 2,215 36,754
101,759
Philippines — 0.0%
Ayala Land, Inc. ............... 11,400 4,774
Bloomberry Resorts Corp. ........ 25,600 1,821
DigiPlus Interactive Corp. ........ 4,900 2,126
International Container Terminal
Services, Inc. .............. 590 4,785
Metropolitan Bank & Trust Co. ..... 3,510 4,102
17,608
Poland — 0.1%
LPP SA .................... 3 14,608
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 489 9,502
Powszechny Zaklad Ubezpieczen SA
(f)
3,783 56,651
80,761
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 354 8,618
Republic of Turkiye — 0.0%
Akbank TAS ................. 9,637 14,563
Eldorado Gold Corp.
(f)
........... 683 19,732
Turkiye Is Bankasi A/S , Class C .... 41,889 14,289
48,584
Romania — 0.0%
Banca Transilvania SA .......... 1,148 7,447
Saudi Arabia — 0.0%
Al Rajhi Bank ................ 786 22,460
Elm Co. .................... 22 5,253
Etihad Etisalat Co. ............. 964 17,364
Rasan Information Technology Co.
(f)
. 304 8,302
Saudi Basic Industries Corp. ...... 256 4,202
Saudi National Bank (The) ........ 359 3,751
Yanbu National Petrochemical Co. .. 655 6,104
67,436

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Singapore — 0.0%
STMicroelectronics NV .......... 1,402 $ 39,627
UOL Group Ltd. ............... 1,610 9,753
49,380
South Africa — 0.1%
FirstRand Ltd. ................ 11,267 50,659
Harmony Gold Mining Co. Ltd. ..... 3,642 65,804
Kumba Iron Ore Ltd. ............ 510 9,593
Mr Price Group Ltd. ............ 1,705 20,106
Valterra Platinum Ltd. ........... 1,130 80,642
Vodacom Group Ltd.
(f)
........... 470 3,627
230,431
South Korea — 0.3%
GS Engineering & Construction Corp. 711 9,334
HD Hyundai Heavy Industries Co. Ltd. 85 31,221
HD Hyundai Marine Solution Co. Ltd.
(f)
129 19,345
HD Hyundai Mipo ............. 246 35,721
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. ......... 107 31,353
KB Financial Group, Inc. ......... 173 14,279
Krafton, Inc.
(f)
................ 196 40,925
KT&G Corp. ................. 407 38,770
Misto Holdings Corp. ........... 164 4,508
NAVER Corp. ................ 549 105,346
Samsung Electronics Co. Ltd. ..... 1,923 115,284
SK Hynix, Inc. ................ 249 61,727
507,813
Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA . 11,262 217,015
Banco de Sabadell SA .......... 13,462 52,545
Bankinter SA ................. 4,408 69,683
CaixaBank SA ................ 15,124 159,739
Cellnex Telecom SA
(a)(c)
.......... 8,535 295,630
Industria de Diseno Textil SA ...... 955 52,853
Repsol SA .................. 3,048 54,200
901,665
Sweden — 0.2%
Assa Abloy AB , Class B ......... 396 13,784
Atlas Copco AB , Class A ......... 3,668 62,202
EQT AB .................... 395 13,699
Evolution AB
(a)(c)
............... 596 49,065
Investor AB , Class B ............ 1,301 40,727
SSAB AB , Class A ............. 1,697 10,196
SSAB AB , Class B ............. 2,929 17,081
Volvo AB , Class B ............. 1,841 52,943
259,697
Switzerland — 0.4%
ABB Ltd. (Registered) ........... 537 38,859
Alcon AG ................... 647 48,664
Belimo Holding AG (Registered) .... 49 51,534
Geberit AG (Registered) ......... 92 69,478
Logitech International SA (Registered) 111 12,210
Partners Group Holding AG ....... 128 167,476
SGS SA (Registered) ........... 189 19,641
TE Connectivity plc ............ 371 81,446
UBS Group AG (Registered) ...... 535 21,996
Zurich Insurance Group AG ....... 105 75,052
586,356
Taiwan — 1.1%
Accton Technology Corp. ........ 1,000 34,581
Genius Electronic Optical Co. Ltd. .. 1,779 25,083
International Games System Co. Ltd. 1,000 25,893
Security
Shares
Shares Value
Taiwan (continued)
MediaTek, Inc. ................ 940 $ 40,768
Realtek Semiconductor Corp.
(f)
..... 3,796 68,721
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 34,000 1,476,886
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .............. 205 57,254
TS Financial Holding Co. Ltd.
(f)
..... 18,000 10,647
1,739,833
Thailand — 0.0%
CP ALL PCL ................. 9,100 13,264
Krungthai Card PCL
(f)
........... 9,200 8,509
True Corp. PCL , NVDR
(f)
......... 16,800 5,394
27,167
United Arab Emirates — 0.0%
NMC Health plc
(d)(f)
............. 8,338 —
United Kingdom — 2.3%
Admiral Group plc ............. 1,285 57,996
AstraZeneca plc .............. 135 20,682
B&M European Value Retail SA
(f)
... 6,343 22,376
BAE Systems plc .............. 31,190 868,218
BP plc ..................... 5,552 31,878
British American Tobacco plc ...... 979 52,071
Bunzl plc .................... 1,464 46,273
Compass Group plc ............ 13,758 468,952
Flutter Entertainment plc
(f)
........ 652 165,608
Genius Sports Ltd.
(f)
............ 3,881 48,047
Imperial Brands plc ............ 1,006 42,736
J Sainsbury plc ............... 15,679 70,496
Lloyds Banking Group plc ........ 34,456 38,990
Marks & Spencer Group plc ....... 8,170 40,083
National Grid plc .............. 44,847 644,392
NatWest Group plc ............. 10,201 72,053
RELX plc ................... 10,790 515,534
Rolls-Royce Holdings plc ........ 20,658 332,062
Schroders plc ................ 3,450 17,507
St. James's Place plc ........... 1,310 22,421
3,578,375
United States — 46.2%
Abbott Laboratories ............ 299 40,048
AbbVie, Inc. ................. 228 52,791
Adobe, Inc.
(f)
................. 721 254,333
Advanced Micro Devices, Inc.
(f)
.... 1,579 255,466
Air Products & Chemicals, Inc. ..... 929 253,357
Airbnb, Inc. , Class A
(f)
........... 849 103,086
ALL Health Services Corp., (Acquired
01/24/17, cost $0)
(d)(f)(i)
........ 1 —
Alphabet, Inc. , Class C .......... 11,413 2,779,636
Altria Group, Inc. .............. 2,402 158,676
Amazon.com, Inc.
(f)(j)
............ 13,728 3,014,257
AMC Networks, Inc. , Class A
(f)
..... 748 6,164
Amentum Holdings, Inc.
(f)
........ 908 21,747
Ameren Corp. ................ 132 13,778
Amgen, Inc. ................. 190 53,618
Amphenol Corp. , Class A ........ 1,056 130,680
Analog Devices, Inc. ............ 593 145,700
Apollo Global Management, Inc. .... 3,659 487,635
Apple, Inc. .................. 14,144 3,601,487
Applied Materials, Inc. .......... 407 83,329
Archer-Daniels-Midland Co.
(h)
...... 1,387 82,859
AT&T, Inc. ................... 5,014 141,595
Autodesk, Inc.
(f)
............... 1,154 366,591
AutoNation, Inc.
(f)
.............. 74 16,189
Avaya, Inc.
(f)
................. 10 104

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Ball Corp. ................... 811 $ 40,891
Bank of America Corp. .......... 21,346 1,101,240
Best Buy Co., Inc. ............. 418 31,609
Boeing Co. (The)
(f)
............. 3,959 854,471
Booking Holdings, Inc. .......... 47 253,766
Boston Scientific Corp.
(f)(j)
........ 8,481 828,000
Bristol-Myers Squibb Co. ......... 2,782 125,468
Broadcom, Inc. ............... 5,928 1,955,706
Cadence Design Systems, Inc.
(f)
.... 638 224,104
Caesars Entertainment, Inc.
(f)
...... 683 18,458
Capital One Financial Corp. ....... 3,510 746,156
CarMax, Inc.
(f)
................ 2,190 98,265
Carrier Global Corp. ............ 1,032 61,610
Centene Corp.
(f)
............... 1,012 36,108
Century Communities, Inc. ....... 509 32,255
CF Industries Holdings, Inc. ....... 624 55,973
Charles River Laboratories
International, Inc.
(f)
........... 178 27,850
Charter Communications, Inc. , Class
A
(f)
...................... 202 55,571
Cheniere Energy, Inc. ........... 271 63,680
Chevron Corp. ................ 3,311 514,165
Chipotle Mexican Grill, Inc.
(f)
...... 1,288 50,477
Cisco Systems, Inc. ............ 8,351 571,375
Citigroup, Inc. ................ 11,785 1,196,177
Coca-Cola Co. (The) ........... 2,242 148,689
Cognizant Technology Solutions Corp. ,
Class A .................. 800 53,656
Coinbase Global, Inc. , Class A
(f)
.... 74 24,974
Comerica, Inc. ................ 100 6,852
Confluent, Inc. , Class A
(f)
......... 9,952 197,050
Core Scientific, Inc.
(f)
........... 3,332 59,776
CoreWeave, Inc. , Class A
(f)
....... 543 74,310
Costco Wholesale Corp. ......... 1,243 1,150,558
CRH plc .................... 4,596 551,060
Crowdstrike Holdings, Inc. , Class A
(f)
. 278 136,326
Crown PropTech Acquisitions
(d)(f)
.... 1,992 1,991
Crown PropTech Acquisitions , Class A
(f)
845 9,616
CSL Ltd. .................... 239 31,440
CVS Health Corp. ............. 533 40,183
Danaher Corp. ............... 778 154,246
Davidson Kempner Merchant Co.-
Invest Fund LP, (Acquired 04/07/21,
cost $0)
(f)(i)(k)
............... —
(l)
179,592
DaVita, Inc.
(f)
................. 125 16,609
Dayforce, Inc.
(f)
............... 377 25,972
Deckers Outdoor Corp.
(f)
......... 186 18,855
Dell Technologies, Inc. , Class C .... 1,116 158,215
Delta Air Lines, Inc. ............ 5,461 309,912
Devon Energy Corp. ............ 224 7,853
Dexcom, Inc.
(f)
................ 402 27,051
DF Residential III LP
(d)(f)
.......... 43,440 45,612
Digital Realty Trust, Inc. ......... 147 25,413
Dillard's, Inc. , Class A ........... 25 15,362
Dollar General Corp. ........... 1,511 156,162
DR Horton, Inc. ............... 2,590 438,927
DraftKings, Inc. , Class A
(f)
........ 3,209 120,017
Duke Energy Corp. ............ 1,000 123,750
DuPont de Nemours, Inc. ........ 622 48,454
Eaton Corp. plc ............... 185 69,236
eBay, Inc. ................... 828 75,307
EchoStar Corp. , Class A
(f)
........ 1,817 138,746
Edwards Lifesciences Corp.
(f)
...... 598 46,506
Eli Lilly & Co. ................ 1,716 1,309,308
EMCOR Group, Inc. ............ 57 37,024
Security
Shares
Shares Value
United States (continued)
EOG Resources, Inc. ........... 1,843 $ 206,637
EPAM Systems, Inc.
(f)
........... 46 6,936
Epic Games, Inc., (Acquired 07/02/20,
cost $274,275)
(d)(f)(i)
........... 504 352,508
EQT Corp. .................. 5,766 313,843
Eversource Energy ............ 539 38,344
EXO Capital Technologies, Inc.,
(Acquired 06/24/21, cost $62,470)
(d)
(f)(i)
...................... 107 38
Experian plc ................. 681 34,205
FactSet Research Systems, Inc. .... 81 23,206
Fair Isaac Corp.
(f)
.............. 39 58,365
Fanatics Holdings, Inc. , Class A ,
(Acquired 08/17/22, cost $301,006)
(d)
(f)(i)
...................... 4,437 271,411
Farmers Business Network, Inc.
(d)(f)
.. 2,421 2,566
Fidelity National Information Services,
Inc. ..................... 500 32,970
Figma, Inc. , Class A
(f)(h)
.......... 219 11,360
First Citizens BancShares, Inc. , Class A 18 32,205
First Horizon Corp. ............. 557 12,594
Fiserv, Inc.
(f)
................. 1,044 134,603
Flagstar Financial, Inc. .......... 7,471 86,290
Flowco Holdings, Inc. , Class A ..... 1,582 23,493
FLYR, Inc., Series D-X
(d)(f)
........ 18,750 —
Ford Motor Co. ............... 7,556 90,370
Fortive Corp. ................. 829 40,613
Fox Corp. , Class A ............. 2,645 166,794
Freeport-McMoRan, Inc. ......... 12,217 479,151
FreeWire Technologies, Inc.
(d)(f)
..... 1 —
GE Aerospace ................ 1,792 539,069
GE HealthCare Technologies, Inc. .. 330 24,783
GE Vernova, Inc. .............. 233 143,272
Gen Digital, Inc. ............... 1,418 40,257
General Dynamics Corp. ......... 182 62,062
General Mills, Inc. ............. 837 42,202
GFL Environmental, Inc. ......... 544 25,783
Gilead Sciences, Inc. ........... 462 51,282
Goldman Sachs Group, Inc. (The) .. 185 147,325
Graco, Inc. .................. 350 29,736
Grand Rounds, Inc., (Acquired
02/11/22, cost $179,056)
(d)(f)(i)
.... 67,553 59,447
GSK plc .................... 4,104 88,121
Hewlett Packard Enterprise Co. .... 3,254 79,918
Hilton Worldwide Holdings, Inc. .... 1,207 313,144
Holcim AG .................. 957 81,656
Home Depot, Inc. (The) ......... 1,867 756,490
Honeywell International, Inc. ...... 303 63,781
Howmet Aerospace, Inc. ......... 935 183,475
HP, Inc. .................... 1,130 30,770
HubSpot, Inc.
(f)
............... 14 6,549
Huntington Ingalls Industries, Inc. ... 264 76,008
iHeartMedia, Inc. , Class A
(f)
....... 60 172
Incyte Corp.
(f)
................ 488 41,387
Insmed, Inc.
(f)
................ 204 29,378
Intel Corp.
(f)
.................. 2,800 93,940
Interactive Brokers Group, Inc. , Class A 261 17,959
Interpublic Group of Cos., Inc. (The) . 1,815 50,657
Intuit, Inc. ................... 635 433,648
Intuitive Surgical, Inc.
(f)
.......... 1,176 525,942
Invesco Ltd. ................. 3,157 72,422
Jabil, Inc. ................... 681 147,893
JPMorgan Chase & Co. ......... 4,434 1,398,617
Keurig Dr Pepper, Inc. .......... 2,320 59,183
Lam Research Corp. ........... 1,958 262,176

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Las Vegas Sands Corp. ......... 4,030 $ 216,774
Latch, Inc.
(f)
.................. 4,082 404
Lionsgate Studios Corp.
(f)
........ 5,532 38,171
Live Nation Entertainment, Inc.
(f)
.... 2,919 476,965
Lockheed Martin Corp. .......... 268 133,788
Louisiana-Pacific Corp. .......... 334 29,673
Lumen Technologies, Inc.
(f)
....... 9,724 59,511
M/I Homes, Inc.
(f)
.............. 129 18,633
MarketAxess Holdings, Inc. ....... 53 9,235
Marsh & McLennan Cos., Inc. ..... 2,742 552,595
Masimo Corp.
(f)(h)
.............. 885 130,582
Mastercard, Inc. , Class A ......... 1,455 827,619
Match Group, Inc. ............. 5,301 187,231
McDonald's Corp. ............. 699 212,419
McKesson Corp. .............. 1,030 795,716
Medtronic plc ................ 6,563 625,060
Meritage Homes Corp. .......... 404 29,262
Meta Platforms, Inc. , Class A ...... 3,542 2,601,174
MGM Resorts International
(f)
...... 3,212 111,328
Microchip Technology, Inc.
(h)
...... 918 58,954
Micron Technology, Inc. .......... 4,344 726,838
Microsoft Corp.
(j)
.............. 8,678 4,494,770
MongoDB, Inc. , Class A
(f)
........ 287 89,079
Mosaic Co. (The) .............. 1,829 63,430
MSCI, Inc. .................. 152 86,246
Nestle SA (Registered) .......... 1,422 130,590
Netflix, Inc.
(f)
................. 701 840,443
NextEra Energy, Inc. ........... 7,235 546,170
Novartis AG (Registered) ........ 2,276 292,644
NRG Energy, Inc. .............. 756 122,434
Nucor Corp. ................. 206 27,899
NVIDIA Corp.
(j)
................ 25,579 4,772,530
Omnicom Group, Inc.
(h)
.......... 1,066 86,911
OneMain Holdings, Inc. .......... 462 26,085
Oracle Corp. ................. 2,251 633,071
Otis Worldwide Corp. ........... 1,108 101,304
Palantir Technologies, Inc. , Class A
(f)
. 2,050 373,961
Palladyne AI Corp.
(f)
............ 4,710 40,462
Palladyne AI Corp.
(f)
............ 228 1,958
Paramount Skydance Corp. , Class B 77 1,457
PayPal Holdings, Inc.
(f)
.......... 1,759 117,959
Pfizer, Inc. .................. 5,437 138,535
Philip Morris International, Inc. ..... 3,311 537,044
Phillips 66 ................... 462 62,841
Playstudios, Inc. , Class A
(f)
....... 6,121 5,892
PNC Financial Services Group, Inc.
(The) .................... 235 47,219
Principal Financial Group, Inc. ..... 1,567 129,920
Progressive Corp. (The) ......... 3,421 844,816
Pure Storage, Inc. , Class A
(f)
...... 72 6,034
QUALCOMM, Inc. ............. 560 93,162
Raymond James Financial, Inc. .... 45 7,767
Regeneron Pharmaceuticals, Inc. ... 40 22,491
Relspace
(d)(f)
................. 42 43
Robinhood Markets, Inc. , Class A
(f)
.. 270 38,659
ROBLOX Corp. , Class A
(f)
........ 353 48,898
Roche Holding AG ............. 129 42,955
Royalty Pharma plc , Class A ...... 327 11,537
RTX Corp. .................. 150 25,099
S&P Global, Inc. .............. 123 59,865
Salesforce, Inc. ............... 2,805 664,785
Sanofi SA ................... 4,614 436,918
Schneider Electric SE ........... 144 40,532
Screaming Eagle Acquistion Corp.,
(Acquired 05/14/24, cost $21,956)
(f)(i)
2,160 14,749
Security
Shares
Shares Value
United States (continued)
ServiceNow, Inc.
(f)
............. 285 $ 262,280
ServiceTitan, Inc. , Class A
(f)(h)
...... 431 43,458
Six Flags Entertainment Corp.
(f)
.... 1,401 31,831
Skyworks Solutions, Inc. ......... 1,247 95,994
SLM Corp.
(h)
................. 557 15,418
Snorkel AI, Inc., (Acquired 06/30/21,
cost $7,945)
(d)(f)(i)
............ 529 3,237
Snowflake, Inc. , Class A
(f)
........ 439 99,016
Solaris Energy Infrastructure, Inc. ,
Class A .................. 2,625 104,921
Sonder Holdings, Inc. , Class A
(f)
.... 778 988
SOURCE Global PBC
(d)(f)
......... 1,116 89
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$65,367)
(d)(f)(i)
............... 807 165,144
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$70,227)
(d)(f)(i)
............... 867 177,423
Spotify Technology SA
(f)
......... 94 65,612
Starz Entertainment Corp. ........ 227 3,344
State Street Corp. ............. 361 41,880
Stryker Corp. ................ 1,871 691,653
Synchrony Financial
(h)
........... 1,145 81,352
T. Rowe Price Group, Inc. ........ 1,095 112,391
Take-Two Interactive Software, Inc.
(f)
. 203 52,447
Tapestry, Inc. ................. 947 107,219
Targa Resources Corp. .......... 96 16,084
TD SYNNEX Corp. ............. 207 33,896
Tesla, Inc.
(f)
.................. 2,738 1,217,643
Textron, Inc. ................. 1,772 149,716
Thermo Fisher Scientific, Inc. ...... 332 161,027
TJX Cos., Inc. (The) ............ 4,264 616,319
T-Mobile US, Inc. .............. 227 54,339
Toll Brothers, Inc. .............. 649 89,653
Trane Technologies plc .......... 2,077 876,411
TransDigm Group, Inc. .......... 399 525,890
TRI Pointe Homes, Inc.
(f)
......... 885 30,063
Uber Technologies, Inc.
(f)
......... 4,076 399,326
Union Pacific Corp. ............ 1,333 315,081
United Airlines Holdings, Inc.
(f)
..... 2,111 203,712
UnitedHealth Group, Inc. ......... 255 88,052
Universal Health Services, Inc. , Class B 201 41,092
Valero Energy Corp. ............ 2,074 353,119
VeriSign, Inc. ................ 160 44,731
Verizon Communications, Inc. ..... 5,637 247,746
Vertex Pharmaceuticals, Inc.
(f)
..... 541 211,877
Vertiv Holdings Co. , Class A ...... 5,719 862,768
Viatris, Inc. .................. 6,136 60,746
VICI Properties, Inc. ............ 2,365 77,123
Visa, Inc. , Class A ............. 458 156,352
Vistra Corp. ................. 3,489 683,565
Walmart, Inc. ................. 12,816 1,320,817
Walt Disney Co. (The) .......... 4,104 469,908
Warner Bros Discovery, Inc.
(f)
...... 2,520 49,216
Waste Management, Inc. ......... 268 59,182
Waters Corp.
(f)
................ 271 81,249
Wells Fargo & Co. ............. 11,926 999,637
Welltower, Inc. ................ 88 15,676
West Pharmaceutical Services, Inc. . 22 5,771
Western Digital Corp. ........... 587 70,475
Williams Cos., Inc. (The) ......... 7,503 475,315
Wolfspeed, Inc.
(f)
.............. 79 2,259
Workday, Inc. , Class A
(f)
......... 394 94,848
Wynn Resorts Ltd. ............. 116 14,879
XPO, Inc.
(f)
.................. 268 34,644

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Zimmer Biomet Holdings, Inc. ..... 878 $ 86,483
Zoetis, Inc. , Class A ............ 464 67,892
Zoom Communications, Inc. , Class A
(f)
81 6,683
72,936,175
Total Common Stocks — 61.9%
(Cost: $84,710,641) .............................. 97,639,877
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.1%
Mineral Resources Ltd.
(a)
9.25%, 10/01/28 ............ USD 7 7,334
8.50%, 05/01/30 ............ 20 20,803
Oceana Australian Fixed Income Trust
(d)
12.50%, 07/31/26 ........... AUD 47 31,762
12.50%, 07/31/27 ........... 79 54,627
Quintis Australia Pty. Ltd.
(a)(d)(e)(f)(m)(n)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 463 47,432
12.00%, (12.00% Cash or 12.00%
PIK), 10/01/28 ........... 414 —
161,958
Austria — 0.1%
ams -OSRAM AG, 2.13%, 11/03/27
(c)(o)
EUR 100 112,269
Canada — 0.4%
1011778 BC ULC, 4.00%, 10/15/30
(a)
USD 100 94,242
Air Canada Pass-Through Trust, Series
2020-1, Class C, 10.50%, 07/15/26
(a)
52 54,234
Alexandrite Lake Lux Holdings SARL,
6.75%, 07/30/30
(c)
........... EUR 100 120,108
HR Ottawa LP, 11.00%, 03/31/31
(a)
.. USD 384 422,765
691,349
China — 0.0%
Alibaba Group Holding Ltd., 0.50%,
06/01/31
(o)
................ 39 71,643
France — 1.2%
(c)
Afflelou SAS, 6.00%, 07/25/29 ..... EUR 100 122,466
Air France-KLM, (5-Year EURIBOR ICE
Swap Rate + 3.58%), 5.75%
(b)(p)
.. 100 119,803
Atos SE
(q)
9.00%, 12/18/29 ............ 56 76,292
5.00%, 12/18/30 ............ 58 64,248
1.00%, 12/18/32 ............ 51 31,138
Credit Agricole SA , (5-Year EURIBOR
ICE Swap Rate + 3.64%), 5.88%
(b)(p)
100 119,277
Iliad SA, 4.25%, 01/09/32 ........ 100 118,042
IPD 3 BV, 5.50%, 06/15/31 ....... 100 119,228
Lion/Polaris Lux 4 SA, (3-mo.
EURIBOR at 0.00% Floor + 3.63%),
5.56%, 07/01/29
(b)
........... 100 118,712
Lune Holdings SARL, 5.63%, 11/15/28 100 36,264
Maya SAS, 5.63%, 10/15/28 ...... 100 119,076
New Immo Holding SA, 4.88%,
12/08/28 ................. 100 118,803
RCI Banque SA
(b)
(5-Year EURIBOR ICE Swap Rate
+ 3.84%), 6.13%
(p)
......... 200 234,693
(5-Year EURIBOR ICE Swap Rate
+ 2.75%), 5.50%, 10/09/34 ... 100 123,496
Security
Par (000)
Par (000) Value
France (continued)
(5-Year EURIBOR ICE Swap Rate
+ 2.20%), 4.75%, 03/24/37 ... EUR 100 $ 119,454
Unibail-Rodamco-Westfield SE, (5-Year
EURIBOR ICE Swap Rate + 2.43%),
4.75%
(b)(p)
................. 100 119,255
Veolia Environnement SA, (5-Year
EURIBOR ICE Swap Rate + 1.84%),
4.32%
(b)(p)
................. 100 117,638
1,877,885
Germany — 1.8%
APCOA Group GmbH, (3-mo.
EURIBOR at 0.00% Floor + 4.13%),
6.15%, 04/15/31
(b)(c)
.......... 100 118,162
Aroundtown Finance SARL, (5-Year
EURIBOR ICE Swap Rate + 4.51%),
7.13%
(b)(c)(p)
................ 100 123,805
Bayer AG , (5-Year EUR Swap Annual +
4.46%), 5.38%, 03/25/82
(b)(c)
.... 100 120,639
Commerzbank AG, (5-Year EUR Swap
Annual + 6.74%), 6.50%
(b)(c)(p)
.... 200 251,427
DEMIRE Deutsche Mittelstand Real
Estate AG, 5.00%, 12/31/27
(c)(q)
.. 88 97,265
Deutsche Bank AG
(b)(c)(p)
(5-Year EURIBOR ICE Swap Rate
+ 4.75%), 4.63% .......... 200 231,335
(5-Year EURIBOR ICE Swap Rate
+ 4.60%), 7.13% .......... 200 247,724
Deutsche Lufthansa AG , (5-Year
EURIBOR ICE Swap Rate + 2.86%),
5.25%, 01/15/55
(b)(c)
.......... 100 121,147
Fressnapf Holding SE, 5.25%,
10/31/31
(c)
................ 100 118,984
Gruenenthal GmbH, 4.63%, 11/15/31
(c)
100 119,871
IHO Verwaltungs GmbH, 7.00%,
(7.00 % Cash or 7.75% PIK),
11/15/31
(c)(n)
............... 100 127,085
Mahle GmbH, 6.50%, 05/02/31
(a)
... 100 121,532
Nidda Healthcare Holding GmbH,
7.00%, 02/21/30
(c)
........... 100 122,390
PrestigeBidCo GmbH , (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.78%, 07/01/29
(b)(c)
.......... 100 118,071
Schaeffler AG
(c)
4.25%, 04/01/28 ............ 100 119,329
5.38%, 04/01/31 ............ 100 122,936
TK Elevator Midco GmbH, 4.38%,
07/15/27
(c)
................ 100 117,537
Vonovia SE, Series B, 0.88%,
05/20/32
(c)(o)
............... 100 117,764
Wintershall Dea Finance 2 BV, (5-Year
EURIBOR ICE Swap Rate + 3.94%),
6.12%
(b)(c)(p)
................ 100 122,688
ZF Europe Finance BV, 7.00%,
06/12/30
(c)
................ 100 121,870
2,761,561
Greece — 0.1%
Eurobank SA, (1-Year EURIBOR
ICE Swap Rate + 1.70%), 4.00%,
02/07/36
(b)(c)
............... 100 117,995
India — 0.0%
REI Agro Ltd.
(d)(f)(m)(o)
5.50%, 11/13/14
(a)
........... USD 220 —

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
India (continued)
5.50%, 11/13/14
(c)
........... USD 152 $ —
—
Ireland — 0.2%
eircom Finance DAC, 5.00%,
04/30/31
(c)
................ EUR 100 120,255
Helios Software Holdings, Inc., 7.88%,
05/01/29
(a)
................ 100 122,850
243,105
Israel — 0.1%
Teva Pharmaceutical Finance
Netherlands II BV, 4.13%, 06/01/31 100 118,432
Italy — 1.2%
Almaviva-The Italian Innovation Co.
SpA, 5.00%, 10/30/30
(c)
....... 100 119,264
Bubbles Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.25%,
09/30/31
(b)(c)
............... 100 118,308
Dolcetto Holdco SpA, 5.63%,
07/14/32
(c)
................ 100 120,369
Eni SpA, (5-Year EUR Swap Annual +
2.40%), 4.88%
(b)(c)(p)
.......... 100 119,333
Fibercop SpA
(c)
4.75%, 06/30/30 ............ 100 119,253
5.13%, 06/30/32 ............ 100 119,332
FIS Fabbrica Italiana Sintetici SpA ,
5.63%, 08/01/27
(c)
........... 100 118,293
IMA Industria Macchine Automatiche
SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.78%, 04/15/29
(b)(c)
100 118,492
Irca SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.76%, 12/15/29
(b)(c)
100 118,251
Itelyum Regeneration SpA, 5.75%,
04/15/30
(c)
................ 100 119,447
Marcolin SpA, 6.13%, 11/15/26
(a)
... 100 117,481
Nexi SpA, 0.00%, 02/24/28
(c)(o)(r)
.... 100 107,502
Pachelbel Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.27%, 05/17/31
(b)
... 100 118,281
7.13%, 05/17/31 ............ 100 126,494
Prysmian SpA, (5-Year EURIBOR ICE
Swap Rate + 3.01%), 5.25%
(b)(c)(p)
. 100 122,470
Rossini SARL, (3-mo. EURIBOR at
0.00% Floor + 3.88%), 5.87%,
12/31/29
(b)(c)
............... 42 50,456
TeamSystem SpA , (3-mo. EURIBOR
at 0.00% Floor + 3.25%), 5.19%,
07/01/32
(b)(c)
............... 100 117,535
Telecom Italia Capital SA, 7.72%,
06/04/38 ................. USD 12 13,293
1,963,854
Japan — 0.3%
(c)
Nissan Motor Co. Ltd., 5.25%, 07/17/29 EUR 100 119,651
SoftBank Group Corp.
5.38%, 01/08/29 ............ 100 121,620
5.25%, 10/10/29 ............ 100 121,057
5.88%, 07/10/31 ............ 100 123,682
486,010
Security
Par (000)
Par (000) Value
Jersey, Channel Islands — 0.2%
Aston Martin Capital Holdings Ltd.,
10.38%, 03/31/29
(c)
.......... GBP 100 $ 130,770
TER Finance Jersey Ltd., Series 22,
0.00%, 10/02/25
(a)(r)
.......... USD 150 149,974
280,744
Luxembourg — 0.5%
ADLER Financing SARL, 8.25%,
(8.25 % Cash or 8.25% PIK),
12/31/28
(n)
................ EUR 70 82,921
Albion Financing 1 SARL, 5.38%,
05/21/30
(c)
................ 100 121,792
Garfunkelux Holdco 3 SA, 9.00%,
09/01/28
(c)
................ 26 31,032
Herens Midco SARL, 5.25%, 05/15/29
(a)
100 67,483
ION Platform Finance SARL, 6.50%,
09/30/30
(c)
................ 100 117,405
Luna 1.5 SARL, 10.50%, (10.50% Cash
or 11.25% PIK), 07/01/32
(c)(n)
.... 100 120,157
Matterhorn Telecom SA, 3.13%,
09/15/26
(c)
................ 56 65,279
Maxam Prill SARL, 6.00%, 07/15/30
(c)
100 119,192
Vivion Investments SARL, 6.50%,
(6.50% Cash or 8.25% PIK),
08/31/28
(c)(n)
............... 102 118,706
843,967
Mauritius — 0.2%
Flourishing Trade & Investment Ltd.,
11.04%, 04/02/28
(a)(d)
......... USD 241 252,331
Mexico — 0.2%
Fomento Economico Mexicano SAB de
CV, 2.63%, 02/24/26
(c)(o)
....... EUR 100 117,213
Petroleos Mexicanos, 7.50%,
03/20/26
(a)
................ USD 208 206,752
323,965
Netherlands — 0.3%
(c)
NN Group NV, (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75%
(b)(p)
.. EUR 200 237,914
Q-Park Holding I BV, 5.13%, 02/15/30 100 121,267
VZ Secured Financing BV, 5.25%,
01/15/33 ................. 100 117,400
476,581
Spain — 0.4%
(c)
Arena Luxembourg Finance SARL,
(3-mo. EURIBOR at 0.00% Floor +
2.50%), 4.52%, 05/01/30
(b)
..... 100 118,132
Cirsa Finance International SARL,
6.50%, 03/15/29 ............ 100 122,268
Grifols SA, 7.13%, 05/01/30 ....... 100 123,672
Iberdrola Finanzas SA, Series IBE,
1.50%, 03/27/30
(o)
........... 100 120,530
Kaixo Bondco Telecom SA, 5.13%,
09/30/29 ................. 100 118,836
603,438
Sweden — 0.2%
(c)
Preem Holdings AB, 12.00%, 06/30/27 80 97,116
Stena International SA, 7.25%,
01/15/31 ................. USD 200 203,904
301,020

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Switzerland — 0.2%
gategroup Finance Luxembourg SA,
3.00%, 02/28/27
(c)
........... CHF 35 $ 43,493
UBS Group AG, (USISSO05 + 3.63%),
6.85%
(a)(b)(p)
................ USD 200 206,237
249,730
Thailand — 0.1%
Kasikornbank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.94%), 5.28%
(b)
(c)(p)
..................... 200 199,813
United Kingdom — 1.7%
10x Future Technologies Services Ltd.,
(Acquired 12/19/23, cost $69,404),
15.00%, (15.00% Cash or 15.00%
PIK), 06/19/26
(d)(i)(n)
........... GBP 55 71,283
Ardonagh Finco Ltd., 6.88%, 02/15/31
(a)
EUR 114 138,342
BCP V Modular Services Finance II
plc
(c)
6.13%, 11/30/28 ............ GBP 100 125,557
6.50%, 07/10/31 ............ EUR 100 109,762
Bellis Acquisition Co. plc , 8.00%,
07/01/31
(c)
................ 100 119,151
California Buyer Ltd., 5.63%, 02/15/32
(c)
100 122,183
Centrica plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%, 05/21/55
(b)(c)
.... GBP 100 137,684
Deuce Finco plc, 5.50%, 06/15/27
(c)
. 100 134,239
Edge Finco plc, 8.13%, 08/15/31
(c)
.. 100 143,400
Heathrow Finance plc, 6.63%,
03/01/31
(c)
................ 100 135,134
INEOS Quattro Finance 2 plc, 6.75%,
04/15/30
(c)
................ EUR 100 110,030
Mobico Group plc
(c)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(b)(p)
............... GBP 100 82,111
4.88%, 09/26/31 ............ EUR 100 92,421
Motion Finco SARL, 7.38%, 06/15/30
(c)
100 105,762
National Grid plc, 0.16%, 01/20/28
(c)
. 100 111,186
NatWest Group plc, (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.29%), 7.50%
(b)(p)
... GBP 200 273,686
Ocado Group plc, 11.00%, 06/15/30
(c)
100 135,122
OEG Finance plc, 7.25%, 09/27/29
(c)
. EUR 100 122,709
Virgin Media Secured Finance plc,
4.13%, 08/15/30
(c)
........... GBP 100 122,763
Virgin Media Vendor Financing Notes III
DAC, 4.88%, 07/15/28
(c)
....... 100 130,994
Vmed O2 UK Financing I plc, 5.63%,
04/15/32
(c)
................ EUR 100 120,407
Vodafone Group plc, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.77%), 4.13%,
06/04/81
(b)
................ USD 4 3,742
Zegona Finance plc, 6.75%, 07/15/29
(c)
EUR 90 111,864
2,759,532
United States — 5.0%
Allegiant Travel Co., 7.25%, 08/15/27
(a)
USD 18 18,224
Alliant Holdings Intermediate LLC,
6.75%, 04/15/28
(a)
........... 100 101,773
Allied Universal Holdco LLC, 4.88%,
06/01/28
(c)
................ GBP 100 131,479
AMC Networks, Inc.
10.25%, 01/15/29
(a)
.......... USD 43 45,311
Security
Par (000)
Par (000) Value
United States (continued)
4.25%, 02/15/29 ............ USD 42 $ 36,540
Amentum Holdings, Inc., 7.25%,
08/01/32
(a)
................ 8 8,307
American Tower Corp., 0.45%,
01/15/27 ................. EUR 100 114,432
Amkor Technology, Inc., 6.63%,
09/15/27
(a)
................ USD 11 11,003
Ardagh Metal Packaging Finance USA
LLC, 2.00%, 09/01/28
(c)
........ EUR 100 112,028
Ardagh Packaging Finance plc, 2.13%,
08/15/26
(c)
................ 100 115,032
Ashton Woods USA LLC, 6.88%,
08/01/33
(a)
................ USD 11 11,094
Ball Corp., 4.25%, 07/01/32 ....... EUR 100 120,084
Bank of America Corp., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25%
(b)
(p)
...................... USD 4 4,051
Bank of New York Mellon Corp. (The),
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.30%), 6.30%
(b)(p)
........... 4 4,115
Bausch + Lomb Corp., 8.38%,
10/01/28
(a)
................ 5 5,211
BCPE Flavor Debt Merger Sub LLC &
BCPE Flavor Issuer, Inc., 9.50%,
07/01/32
(a)
................ 12 12,559
Becton Dickinson Euro Finance SARL,
3.55%, 09/13/29 ............ EUR 100 120,225
Bracelet Holdings, Inc., 9.25%,
07/02/28
(a)
................ USD 93 89,495
Breeze Aviation Group, Inc.
(Acquired 01/26/24, cost $98,378)
20.00%, (20.00% Cash or
20.00% PIK), 01/30/28
(d)(i)(n)
... 98 102,313
Caesars Entertainment, Inc., 4.63%,
10/15/29
(a)
................ 135 129,092
California Resources Corp.
(a)
8.25%, 06/15/29 ............ 19 19,814
7.00%, 01/15/34 ............ 22 21,849
Carnival Corp., 5.75%, 08/01/32
(a)
... 10 10,177
CCO Holdings LLC, 4.75%, 02/01/32
(a)
11 10,172
Centene Corp., 4.25%, 12/15/27 ... 100 98,202
Churchill Downs, Inc., 4.75%,
01/15/28
(a)
................ 100 98,667
Citigroup, Inc.
(b)(p)
Series FF, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.73%), 6.95% .... 4 4,108
Series GG, (5-Year US Treasury
Yield Curve Rate T Note
Constant Maturity + 2.89%),
6.88% ................. 4 4,122
Civitas Resources, Inc.
(a)
5.00%, 10/15/26 ............ 26 25,875
8.38%, 07/01/28 ............ 22 22,804
8.63%, 11/01/30 ............ 20 20,713
Clarios Global LP, 6.75%, 02/15/30
(a)
. 125 129,126
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/31
(a)
........... 4 4,135
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 30 30,271
9.00%, 09/30/29 ............ 12 12,446
8.25%, 06/30/32 ............ 25 26,519
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/30
(a)
........... 14 14,381

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CommScope LLC, 9.50%, 12/15/31
(a)
USD 10 $ 10,351
Core Scientific, Inc., 0.00%, 06/15/31
(a)
(o)(r)
..................... 8 8,940
CoreWeave, Inc., 9.25%, 06/01/30
(a)
. 5 5,164
Crescent Energy Finance LLC, 7.38%,
01/15/33
(a)
................ 20 19,473
CSC Holdings LLC, 11.25%, 05/15/28
(a)
200 185,152
Darling Global Finance BV, 4.50%,
07/15/32
(c)
................ EUR 100 118,535
DISH Network Corp.
(o)
0.00%, 12/15/25
(r)
........... USD 46 45,327
3.38%, 08/15/26 ............ 14 13,454
EQT Corp., 7.50%, 06/01/30 ...... 10 11,031
Figeac Aero North America, Inc.,
(Acquired 08/19/25, cost $69,813),
7.79%, 07/23/30
(c)(d)(i)
......... EUR 60 70,267
First Citizens BancShares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25%, 03/12/40
(b)
........... USD 126 127,647
Five Point Operating Co. LP, 8.00%,
10/01/30
(a)
................ 5 5,074
FLYR - Secured Note, 10.00%,
05/10/27
(d)
................ 53 16,066
Ford Motor Credit Co. LLC, 4.27%,
01/09/27 ................. 250 247,955
Fortrea Holdings, Inc., 7.50%,
07/01/30
(a)
................ 5 4,735
Frontier Communications Holdings
LLC
(a)
6.75%, 05/01/29 ............ 45 45,449
6.00%, 01/15/30 ............ 5 5,059
8.75%, 05/15/30 ............ 57 59,545
8.63%, 03/15/31 ............ 50 52,713
Frontier Florida LLC, Series E, 6.86%,
02/01/28 ................. 61 63,641
Frontier North, Inc., Series G, 6.73%,
02/15/28 ................. 40 41,050
Global Partners LP, 8.25%, 01/15/32
(a)
100 105,466
Goldman Sachs Group, Inc. (The),
0.25%, 01/26/28
(c)
........... EUR 32 35,696
GoTo Group, Inc.
(a)
5.50%, 05/01/28 ............ USD 11 3,480
5.50%, 05/01/28 ............ 10 8,100
GS Finance Corp., (10-Year USD
Constant Maturity at 0.00% Floor
and 5.00% Cap + 0.00%), 8.75%,
02/14/30
(b)
................ 240 242,395
Homes By West Bay LLC, 11.00%,
02/06/30
(d)
................ 317 321,375
Iron Mountain, Inc., 4.75%, 01/15/34
(c)
EUR 100 117,664
JPMorgan Chase & Co., Series OO, (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.15%),
6.50%
(b)(p)
................. USD 4 4,141
Lessen LLC, (3-mo. CME Term SOFR
+ 8.50%), 12.76%, 01/05/28
(a)(b)(d)
. 164 152,067
Level 3 Financing, Inc.
(a)
6.88%, 06/30/33 ............ 6 6,115
7.00%, 03/31/34 ............ 6 6,104
LGI Homes, Inc., 7.00%, 11/15/32
(a)
. 33 32,222
Mauser Packaging Solutions Holding
Co., 7.88%, 04/15/27
(a)
........ 18 18,176
Medline Borrower LP, 5.25%,
10/01/29
(a)
................ 100 99,135
Security
Par (000)
Par (000) Value
United States (continued)
MGM Resorts International, 6.50%,
04/15/32 ................. USD 3 $ 3,056
Morgan Stanley, (3-mo. EURIBOR +
0.83%), 1.34%, 10/23/26
(b)
..... EUR 100 117,346
NCR Atleos Corp., 9.50%, 04/01/29
(a)
USD 30 32,476
New Generation Co., 10.34%,
09/30/29
(a)(d)
............... 146 145,676
Nexstar Media, Inc., 4.75%, 11/01/28
(a)
110 107,365
Northern Oil & Gas, Inc., 7.88%,
10/15/33
(a)
................ 11 10,956
NRG Energy, Inc., 7.00%, 03/15/33
(a)
5 5,528
Occidental Petroleum Corp., 5.20%,
08/01/29 ................. 20 20,294
Olympus Water US Holding Corp.,
9.75%, 11/15/28
(a)
........... 200 209,900
OneMain Finance Corp., 7.13%,
11/15/31 .................. 5 5,185
Permian Resources Operating LLC,
8.00%, 04/15/27
(a)
........... 16 16,249
Pitney Bowes, Inc., 6.88%, 03/15/27
(a)
31 30,975
Prestige Brands, Inc., 3.75%,
04/01/31
(a)
................ 100 92,111
Resort Communities LoanCo. LP,
12.50%, 11/21/28
(a)(b)(d)
........ 447 457,638
RingCentral, Inc., 8.50%, 08/15/30
(a)
. 65 69,162
Rocket Cos., Inc.
(a)
6.13%, 08/01/30 ............ 4 4,105
6.38%, 08/01/33 ............ 4 4,129
Sabre GLBL, Inc.
(a)
10.75%, 11/15/29 ........... 76 73,446
11.13%, 07/15/30 ........... 27 26,148
Schneider Electric SE, 1.25%,
09/23/33
(c) (o)
............... EUR 100 118,571
Seagate Data Storage Technology Pte.
Ltd.
(a)
8.25%, 12/15/29 ............ USD 61 64,575
8.50%, 07/15/31 ............ 29 30,701
9.63%, 12/01/32 ............ 45 50,970
Select Medical Corp., 6.25%,
12/01/32
(a)
................ 12 12,005
Service Properties Trust
0.00%, 09/30/27
(a)(r)
.......... 36 31,735
8.38%, 06/15/29 ............ 84 85,291
8.63%, 11/15/31
(a)
........... 15 15,970
8.88%, 06/15/32 ............ 72 72,405
Shift4 Payments LLC, 5.50%,
05/15/33
(c)
................ EUR 100 122,248
SM Energy Co., 6.75%, 08/01/29
(a)
.. USD 5 5,024
Solaris Energy Infrastructure, Inc.,
4.75%, 05/01/30
(a)(o)
.......... 69 123,503
Sonder Holdings, Inc., 7.00%, (7.00%
Cash or 7.00% PIK), 12/10/27
(d)(n)
. 191 143,525
Spirit AeroSystems, Inc.
(a)
9.38%, 11/30/29 ............ 45 47,395
9.75%, 11/15/30 ............ 218 239,755
Spirit Airlines Pass-Through Trust
Series 2015-1,Class A, 4.10%,
04/01/28 ............... 1 931
Series 2017-1,Class AA, 3.38%,
02/15/30 ............... 14 12,857
Series 2017-1A,Class A, 3.65%,
08/15/31 ............... 36 32,829
Starz Capital Holdings 1, Inc., 6.00%,
04/15/30
(a)
................ 147 139,406
Starz Capital Holdings LLC, 5.50%,
04/15/29
(a)
................ 15 12,300

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Stem, Inc., 0.50%, 12/01/28
(a)(o)
.... USD 6 $ 1,710
STL Holding Co. LLC, 8.75%,
02/15/29
(a)
................ 9 9,431
Sunoco LP, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.23%), 7.88%
(a)(b)(p)
... 22 22,346
Talen Energy Supply LLC, 8.63%,
06/01/30
(a)
................ 30 31,846
Tallgrass Energy Partners LP, 6.00%,
12/31/30
(a)
................ 100 98,753
Tenneco, Inc., 8.00%, 11/17/28
(a)
... 43 43,079
Texas Capital Bancshares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%, 05/06/31
(b)
........... 64 63,074
TransDigm, Inc., 4.63%, 01/15/29 ... 100 97,997
Transocean International Ltd., 8.25%,
05/15/29
(a)
................ 25 24,647
United Airlines Pass-Through Trust,
Series 2019-2, Class A, 2.90%,
05/01/28 ................. 6 5,701
Uniti Group LP, 10.50%, 02/15/28
(a)
.. 54 56,873
USA Compression Partners LP, 7.13%,
03/15/29
(a)
................ 100 103,132
UWM Holdings LLC, 6.63%, 02/01/30
(a)
21 21,363
Venture Global LNG, Inc.
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.44%), 9.00%
(b)(p)
......... 25 24,777
7.00%, 01/15/30 ............ 14 14,487
Venture Global Plaquemines LNG
LLC
(a)
6.50%, 01/15/34 ............ 2 2,105
6.75%, 01/15/36 ............ 2 2,125
Viking Cruises Ltd., 7.00%, 02/15/29
(a)
100 100,505
Vistra Operations Co. LLC, 5.63%,
02/15/27
(a)
................ 79 79,047
Warnermedia Holdings, Inc., 3.76%,
03/15/27 ................. 84 82,845
Windstream Services LLC, 7.50%,
10/15/33
(a)
................ 5 4,999
Wolfspeed, Inc., 7.00%, (7.00% Cash
or 12.00% PIK), 06/15/31
(d)(n)
.... 1 913
Xerox Corp.
(a)
10.25%, 10/15/30 ........... 40 40,633
13.50%, 04/15/31 ........... 32 30,980
Zayo Group Holdings, Inc., 6.25%,
03/09/30
(a)(b)
............... 5 5,009
7,916,631
Total Corporate Bonds — 14.5%
(Cost: $22,947,955) .............................. 22,813,813
Fixed Rate Loan Interests
United States — 0.0%
X Corp., 1st Lien Term Loan B3,
9.50%
,
 10/26/29 ............ 15 15,035
Total Fixed Rate Loan Interests — 0.0%
(Cost: $15,000) ................................ 15,035
Security
Par (000)
Pa r (000) Value
Floating Rate Loan Interests
France — 0.1%
Parts Europe SA, Facility 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 3.00%), 4.92%
,
 02/03/31
(b)
EUR 112 $ 132,396
Germany — 0.0%
TK Elevator Midco GmbH, 1st Lien
Term Loan B1, (6-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.33%
,
 04/30/30
(b)
........... 54 63,351
Jersey, Channel Islands — 0.1%
Vita Global FinCo Ltd., 1st Lien Term
Loan B
(b)(d)(n)
(6-mo. EURIBOR at 0.00% Floor +
8.00%), 10.05% (9.66% Cash or
10.05% PIK) , 07/06/27 ...... 67 65,563
(Daily SONIA at 0.00% Floor +
8.00%), 11.97% (11.55% Cash or
11.97% PIK) , 07/06/27 ...... GBP 42 46,289
111,852
Netherlands — 0.5%
(b)
Bock Capital Bidco BV, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.50%
,
 06/29/28 . EUR 48 56,641
Cypher Bidco BV, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 4.25%), 6.20%
,
 12/30/28
(d)
.... 154 176,215
Upfield BV, 1st Lien Term Loan B11,
(Daily SONIA at 0.00% Floor +
5.25%), 9.51%
,
 01/03/28 ...... GBP 109 143,255
Ziggo BV, Facility 1st Lien Term Loan
H, (1-mo. EURIBOR at 0.00% Floor
+ 3.00%), 4.88%
,
 01/31/29 ..... EUR 311 359,828
735,939
Spain — 0.1%
PAX HoldCo Spain SL, Facility
1st Lien Term Loan B3, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.04%
,
 12/31/29
(b)
........... 87 102,692
United Kingdom — 0.2%
(b)
Bellis Acquisition Co. plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.31%
,
 05/12/31 ............ 88 99,600
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B10, (Daily
SONIA at 0.00% Floor + 4.75%),
4.75%
,
 04/30/29 ............ GBP 34 46,020
Entain Holdings (Gibraltar) Ltd., Facility
1st Lien Term Loan B4, (6-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.29%
,
 06/30/28 ............ EUR 51 60,443
INEOS Quattro Holdings UK Ltd.,
Facility 1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.41%
,
 04/03/29 ............ 64 68,982

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Masorange Holdco Ltd., Facility
1st Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 2.50%),
4.56%
,
 03/25/31 ............ EUR 94 $ 110,231
385,276
United States — 0.8%
(b)
Altar Bidco, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.58%
,
 02/01/30 . USD 120 113,979
Avaya, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.66%
,
 08/01/28 ...... —
(s)
298
ConnectWise LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.76%
,
 09/29/28 . 33 32,612
CSC Holdings LLC, 1st Lien Term Loan
B5, (US Prime Rate at 0.00% Floor
+ 1.50%), 8.75%
,
 04/15/27 ..... 15 14,665
CVR CHC LP, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.00%
,
 12/30/27
(d)
39 39,357
Digital Room Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 5.25%),
9.67%
,
 12/21/28 ............ 27 26,480
DirecTV Financing LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
9.57%
,
 08/02/27 ............ 2 1,888
DirecTV Financing LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.75% Floor + 5.50%),
9.81%
,
 02/17/31 ............ 58 56,857
ECL Entertainment LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR +
3.00%), 7.16%
,
 08/30/30 ...... 91 90,535
Emerald Technologies US
AcquisitionCo, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 6.25%),
10.60%
,
 12/29/27
(d)
.......... 30 20,778
Galaxy Universal LLC, Term Loan,
(6-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 10.75%
,
 11/12/26
(d)
193 192,225
GoTo Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.22%
,
 04/30/28 . 25 15,829
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.07%
,
 10/25/28
(d)
.......... 19 15,767
ITG Communications LLC, 1st Lien
Term Loan, (6-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.95%
,
 07/09/31 ............ 80 78,950
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.66%
,
 04/26/30 ............ 34 33,812
Jack Ohio Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
8.16%
,
 01/28/32 ............ 13 12,819
Security
Par (000)
Par (000) Value
United States (continued)
Maverick Gaming LLC, 1st Lien Term
Loan
(d)
(US Prime Rate at 0.00% Floor +
7.50%), 14.75%, 06/05/28 .... USD 26 $ 14,224
(US Prime Rate at 0.00% Floor +
7.50%), 14.75%, 06/05/28 .... 15 13,253
Peninsula Pacific Entertainment LLC,
1st Lien Term Loan B, 08/16/32
(d)(t)
58 57,951
Pitney Bowes, Inc., 1st Lien Term
Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
7.91%
,
 03/19/32 ............ 45 44,707
Redstone Holdco 2 LP, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
9.06%
,
 04/27/28 ............ 67 34,062
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 7.75%),
12.32%
,
 04/27/29 ........... 50 10,050
Runitonetime LLC, 1st Lien Term Loan
(12-mo. CME Term SOFR at
2.00% Floor + 12.50%),
16.28%, 04/16/26
(d)
........ 2 1,626
(1-mo. CME Term SOFR at
2.00% Floor + 12.50%),
16.66%, 05/06/26 ......... 5 5,108
(12-mo. CME Term SOFR +
12.50%), 16.38%, 07/07/26
(d)
.. 2 1,970
Solaris Energy Infrastructure LLC, 1st
Lien Term Loan, 09/11/29
(d)(t)
.... 158 159,135
Stakeholder Midstream LLC, 1st Lien
Term Loan, (6-mo. CME Term SOFR
+ 4.00%), 8.04%
,
 01/02/31 ..... 80 79,900
Vaco Holdings LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.60% Floor + 5.00%),
9.15%
,
 01/22/29 ............ 32 27,236
VeriFone Systems, Inc., 1st Lien Term
Loan, 08/18/28
(t)
............ 95 91,918
Veritas Corp., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 2.50%
Floor + 8.00%), 12.30% 06/30/31 . 16 16,049
West Deptford Energy Holdings LLC,
1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor +
4.00%), 8.32%
,
 07/26/32 ...... 32 31,704
X Corp., 1st Lien Term Loan B1,
10/26/29
(t)
................. 5 4,813
Xerox Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at
0.50% Floor + 4.00%), 8.00% -
8.16%
,
 11/19/29 ............ 10 9,262
1,349,819
Total Floating Rate Loan Interests — 1.8%
(Cost: $2,913,153) .............................. 2,881,325

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Foreign Agency Obligations
France — 0.2%
Electricite de France SA
(b)(c)(p)
(5-Year EURIBOR ICE Swap Rate
+ 2.07%), 4.38% .......... EUR 100 $ 116,525
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38% ................. GBP 100 137,165
253,690
Total Foreign Agency Obligations — 0.2%
(Cost: $247,452) ................................ 253,690
Foreign Government Obligations
Brazil — 0.1%
Federative Republic of Brazil, 10.00%,
01/01/27 ................. BRL 1 153,604
Canada — 0.2%
Canadian Government Bond, 2.75%,
03/01/30 ................. CAD 371 267,255
Colombia — 0.1%
Republic of Colombia
5.75%, 11/03/27 ............ COP 492,300 117,213
7.75%, 09/18/30 ............ 349,700 78,718
195,931
Czech Republic — 0.1%
Czech Republic
5.00%, 09/30/30 ............ CZK 2,060 103,371
4.50%, 11/11/32 ............ 1,090 53,114
156,485
Egypt — 0.0%
Arab Republic of Egypt
24.46%, 10/01/27 ........... EGP 394 8,409
24.14%, 12/03/27 ........... 45 951
21.38%, 02/04/28 ........... 572 11,618
23.44%, 07/01/28 ........... 407 8,525
29,503
France — 0.1%
French Republic, 3.20%, 05/25/35
(a)(c)
EUR 71 81,564
Hungary — 0.0%
Hungary Government Bond, 7.00%,
10/24/35 ................. HUF 12,070 36,692
Indonesia — 0.1%
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 1,235,000 76,365
6.75%, 07/15/35 ............ 949,000 58,367
8.25%, 05/15/36 ............ 602,000 41,075
7.13%, 06/15/38 ............ 873,000 54,166
229,973
Ireland — 0.6%
Republic of Ireland, 2.60%, 10/18/34
(c)
EUR 799 912,157
Italy — 0.2%
Buoni Poliennali del Tesoro, 2.95%,
07/01/30
(c)
................ 232 274,885
Malaysia — 0.1%
Malaysia Government Bond
4.64%, 11/07/33 ............ MYR 327 84,032
3.83%, 07/05/34 ............ 87 21,205
Security
Par (000)
Par (000) Value
Malaysia (continued)
4.46%, 03/31/53 ............ MYR 41 $ 10,497
115,734
Mexico — 0.3%
Mex Bonos Desarr Fix Rt
7.00%, 09/03/26 ............ MXN 26 143,603
8.50%, 03/01/29 ............ 12 67,561
7.50%, 05/26/33 ............ 33 167,692
8.00%, 02/21/36 ............ 6 30,897
7.75%, 11/13/42 ............ 4 18,289
428,042
Peru — 0.0%
Republic of Peru, 6.85%, 08/12/35
(a)
. PEN 135 41,074
Philippines — 0.1%
Republic of Philippines
6.25%, 02/28/29 ............ PHP 1,830 31,879
6.38%, 04/28/35 ............ 3,040 53,554
85,433
Poland — 0.2%
Republic of Poland
5.75%, 04/25/29 ............ PLN 576 164,314
4.75%, 07/25/29 ............ 331 91,347
5.00%, 10/25/34 ............ 187 50,093
5.00%, 10/25/35 ............ 161 42,649
2.00%, 08/25/36
(b)
........... 61 15,056
363,459
Republic of Turkiye — 0.0%
Republic of Turkiye (The)
31.08%, 11/08/28 ........... TRY 423 9,569
30.00%, 09/12/29 ........... 260 5,763
15,332
South Africa — 0.2%
Republic of South Africa
8.00%, 01/31/30 ............ ZAR 3,093 179,692
7.00%, 02/28/31 ............ 2,589 142,180
8.50%, 01/31/37 ............ 1,224 65,251
387,123
Spain — 0.2%
Bonos y Obligaciones del Estado
2.70%, 01/31/30 ............ EUR 261 308,869
3.15%, 04/30/35
(a)(c)
.......... 63 73,679
382,548
Thailand — 0.1%
Kingdom of Thailand
2.50%, 11/17/29 ............ THB 4,731 153,281
4.00%, 06/17/55 ............ 34 1,484
154,765
United Kingdom — 0.4%
U.K. Treasury Bonds, 4.38%,
03/07/30
(c)
................ GBP 422 572,875
Uruguay — 0.0%
Oriental Republic of Uruguay, 9.75%,
07/20/33 ................. UYU 350 9,605
Total Foreign Government Obligations — 3.1%
(Cost: $4,706,150) .............................. 4,894,039

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Investment Companies
Invesco Senior Loan ETF
(h)
....... 10,731 $ 224,599
iShares Broad USD High Yield
Corporate Bond ETF
(e)(h)
....... 4,187 158,185
iShares China Large-Cap ETF
(e)(h)
... 9,152 376,513
iShares Core S&P Small-Cap ETF
(e)
. 637 75,695
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(e)(h)(j)
........ 12,152 1,156,749
iShares MSCI Brazil ETF
(e)
....... 1,992 61,752
KraneShares CSI China Internet ETF 4,482 188,289
SPDR Blackstone Senior Loan ETF
(h)
8,948 372,058
SPDR Gold Shares
( j ) (k)
.......... 7,163 2,546,232
SPDR S&P Homebuilders ETF
(h)
... 635 70,358
SPDR S&P Regional Banking ETF
(h)
. 3,830 242,439
VanEck JPMorgan EM Local Currency
Bond ETF
(h)
............... 4,113 104,923
VanEck Semiconductor ETF ...... 296 96,602
Total Investment Companies — 3.6%
(Cost: $5,095,948) .............................. 5,674,394
Par (000)
Pa r (000)
Municipal Bonds
Arizona - 0.1%
Maricopa County Industrial
Development Authority , Series 2024,
RB, 7.38%, 10/01/29
(a)
........ USD 100 104,713
Total Municipal Bonds — 0.1%
(Cost: $100,000) ................................ 104,713
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
United States — 0.2%
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 111 92,783
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 157 141,505
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 78 53,574
287,862
Commercial Mortgage-Backed Securities — 1.6%
Cayman Islands — 0.1%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 7.52%, 12/15/34
(a)(b)
100 99,555
United States — 1.5%
1301 Trust, Series 2025-1301, Class A,
5.06%, 08/11/42
(a)(b)
.......... 30 30,386
BAMLL Trust, Series 2025-ASHF,
Class E, (1-mo. CME Term SOFR
at 5.25% Floor + 5.25%), 9.40%,
02/15/42
(a)(b)
............... 71 71,266
BFLD Commercial Mortgage Trust,
Series 2025-5MW, Class E, 7.91%,
10/10/42
(a)(b)
............... 100 99,878
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.54%, 06/15/41
(a)(b)
20 20,000
Security
Par (000)
Par (000) Value
United States (continued)
BX Commercial Mortgage Trust
(a)(b)
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 7.07%, 06/15/38 ... USD 94 $ 93,605
Series 2021-XL2, Class F, (1-mo.
CME Term SOFR at 2.24% Floor
+ 2.36%), 6.51%, 10/15/38 ... 85 85,293
Series 2024-GPA3, Class B, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.79%, 12/15/39 ... 96 96,248
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.54%, 03/15/41 ... 70 70,495
BX Trust
(a)(b)
Series 2019-OC11, Class D, 4.08%,
12/09/41 ............... 64 60,528
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 89 81,993
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.59%, 04/15/41 ... 77 77,087
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 7.04%, 06/15/41 ... 22 22,027
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 8.09%, 06/15/41 ... 55 55,068
Series 2025-ROIC, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 2.94%), 7.09%, 03/15/30 ... 43 42,901
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 10 9,541
Commercial Mortgage Trust, Series
2024-WCL1, Class E, (1-mo. CME
Term SOFR at 4.49% Floor +
4.49%), 8.64%, 06/15/41
(a)(b)
.... 30 29,890
CONE Trust, Series 2024-DFW1,
Class E, (1-mo. CME Term SOFR
at 3.89% Floor + 3.89%), 8.04%,
08/15/41
(a)(b)
............... 30 29,983
DGWD Trust, Series 2025-INFL,
Class A, (1-mo. CME Term SOFR
at 1.60% Floor + 1.60%), 5.75%,
08/15/35
(a)(b)
............... 48 48,090
DK Trust, Series 2025-LXP, Class A,
(1-mo. CME Term SOFR at 1.59%
Floor + 1.59%), 5.74%, 08/15/37
(a)(b)
10 10,000
ELM Trust, Series 2024-ELM, Class
E10, 8.05%, 06/10/39
(a)(b)
...... 45 45,294
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 6.51%, 07/15/38 ... 172 172,028
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 7.11%, 07/15/38 ... 86 86,014
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 3.05%), 7.20%, 11/15/36 ... 60 59,569
Series 2025-800D, Class A, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.79%, 11/25/41 ... 140 140,198
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 36 32,264

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 7.34%, 05/15/37
(a)(b)
.... USD 100 $ 99,938
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.81%), 6.97%, 04/15/38 ... 60 60,075
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.31%), 7.47%, 04/15/38 ... 20 20,038
JW Commercial Mortgage Trust, Series
2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 7.34%, 06/15/39
(a)(b)
.... 20 20,134
LBA Trust
(a)(b)
Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor
+ 1.59%), 5.74%, 06/15/39 ... 40 40,050
Series 2024-BOLT, Class F, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 8.59%, 06/15/39 ... 10 9,973
LoanCore 2025 Issuer LLC, Series
2025-CRE8, Class A, (1-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.53%, 08/17/42
(a)(b)
.... 100 100,185
MCR Mortgage Trust, Series 2024-
TWA, Class E, 8.73%, 06/12/39
(a)
. 13 13,219
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor +
2.22%), 6.37%, 04/15/38
(a)(b)
.... 125 124,907
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.42%,
07/11/40
(a)(b)
............... 17 16,126
PRM5 Trust, Series 2025-PRM5, Class
D, 5.81%, 03/10/33
(a)(b)
........ 50 49,836
SREIT Trust, Series 2021-MFP, Class
F, (1-mo. CME Term SOFR at 2.63%
Floor + 2.74%), 6.89%, 11/15/38
(a)(b)
84 83,806
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 10 9,417
VEGAS, Series 2024-GCS, Class C,
6.42%, 07/10/36
(a)(b)
.......... 50 50,326
VEGAS Trust, Series 2024-GCS, Class
D, 6.42%, 07/10/36
(a)(b)
........ 64 63,311
Wells Fargo Commercial Mortgage
Trust, Series 2024-1CHI, Class A,
5.48%, 07/15/35
(a)(b)
.......... 100 100,916
2,431,903
Total Non-Agency Mortgage-Backed Securities — 1.8%
(Cost: $2,883,437) .............................. 2,819,320
Security
Par (000)
Pa r (000) Value
Preferred Securities
Shares
Shares
Preferred Stocks — 2.5%
Brazil — 0.2%
Banco Bradesco SA (Preference) ... 34,503 $ 114,875
Gerdau SA (Preference) ......... 8,424 26,353
Neon Payments Ltd.
(d)(f)
.......... 319 126,959
268,187
China — 0.4%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $269,333)
(d)(f)(i)
.... 2,458 621,555
Finland — 0.0%
Aiven OY, Series D
(d)(f)
........... 647 35,986
Germany — 0.0%
Volocopter GmbH, (Acquired 03/03/21,
cost $159,572)
(d)(f)(i)
........... 30 —
India — 0.0%
Think & Learn Pvt Ltd., Series F,
(Acquired 12/11/20, cost $103,322)
(d)
(f)(i)
...................... 32 —
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost $26,894)
(d)
(f)(i)
...................... 228 —
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$183,387)
(d)(f)(i)
.............. 4,842 61,343
United States — 1.9%
Anduril Investors LLC, Series G
(d)(f)
.. 1,197 48,933
Anthropic PBC, Series F, (Acquired
08/18/25, cost $65,127)
(d)(f)(i)
..... 462 65,128
Breeze Aviation Group, Inc., Series B,
(Acquired 01/26/24, cost $75,615)
(d)
(f)(i)
...................... 140 21,860
CoreWeave, Inc., 10.00%
(d)
....... 83,000 227,420
Databricks, Inc., Series F, (Acquired
10/22/19, cost $88,431)
(d)(f)(i)
..... 6,177 926,550
Databricks, Inc., Series G, (Acquired
02/01/21, cost $ 102,873)
(d)(f)(i)
.... 1,740 261,000
Davidson Homes, Inc., 12.00%
(d)
... 139 150,854
Dream Finders Homes, Inc.
(Preference), 9.00%
(d)(p)
....... 285 282,863
EXO Capital Technologies, Inc.,
Series D, (Acquired 08/14/24, cost
$3,025)
(d)(f)(i)
............... 4,957 3,668
HawkEye 360, Inc., Series D1
(d)(f)
... 4,447 67,283
Insightful Corp., Series D
(d)(f)
....... 51,259 10,318
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $93,611)
(d)(f)(i)
..... 51,330 121,139
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $20,218)
(d)(f)(i)
..... 3,376 7,967
Lessen Holdings, Inc., Series B
(d)(f)
.. 2,050 1,025
Lessen Holdings, Inc., Series BX
(d)(f)
. 6,246 2,311
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $85,987)
(d)(f)(i)
..... 10,057 59,035
Loadsmart, Inc., Series D, (Acquired
10/05/20, cost $19,100)
(d)(f)(i)
..... 955 8,757
MNTN, Inc., Series D, (Acquired
11/05/21, cost $54,841)
(f)(i)
...... 2,388 44,297

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $48,256)
(d)(f)(i)
..... 70 $ —
Noodle, Inc., Series C, (Acquired
08/26/21, cost $73,361)
(d)(f)(i)
..... 8,220 12,412
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $40,179)
(d)(f)(i)
..... 1,532 62,889
SambaNova Systems, Inc., Series C,
(Acquired 02/19/20, cost $91,575)
(d)
(f)(i)
...................... 1,720 38,270
SambaNova Systems, Inc., Series D,
(Acquired 04/09/21, cost $52,640)
(d)
(f)(i)
...................... 554 16,786
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $28,447)
(d)(f)(i)
..... 1,894 14,470
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$72,377)
(d)(f)(i)
............... 12,134 53,754
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$9,855)
(d)(f)(i)
............... 1,487 6,840
Verge Genomics
(d)(f)
............ 13,831 2,628
Veritas Newco
(d)(f)
.............. 294 6,683
Veritas Newco, Series G-1
(d)(f)
...... 203 4,614
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $43,198),
12.00%
(d)(i)
................ 14,803 88,078
Wells Fargo & Co., Series L, 7.50%
(o)(p)
46 56,777
x.AI, Inc., Series C
(d)(f)
........... 10,195 372,729
3,047,338
Total Preferred Stocks — 2.5%
(Cost: $3,173,390) .............................. 4,034,409
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. CME Term
SOFR + 6.63%), 10.94%, 10/30/40
(b)
3,609 108,884
Total Trust Preferreds — 0.1%
(Cost: $98,904) ................................ 108,884
Total Preferred Securities — 2.6%
(Cost: $3,272,294) .............................. 4,143,293
Rights
United States — 0.0%
Walgreens Boots Alliance, Inc., CVR
(d)
(f)
....................... 2,251 1,193
Total Rights — 0.0%
(Cost: $1,193) ................................. 1,193
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes
(a)
(b)
Series 2021-DNA2, Class B2,
(SOFR 30 day Average
at 0.00% Floor + 6.00%),
10.36% ,  08/25/33 ....... USD 17 20,784
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2022-DNA1, Class B1,
(SOFR 30 day Average
at 0.00% Floor + 3.40%),
7.76% ,  01/25/42 ........ USD 17 $ 17,393
38,177
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.87%, 09/25/30
(b)
........... 12 11,931
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series K109, Class X1,
1.69% ,  04/25/30 ........ 115 6,716
Series K116, Class X1,
1.52% ,  07/25/30 ........ 98 5,325
Series K120, Class X1,
1.12% , 10/25/30 ........ 388 16,114
Series KL06, Class XFX,
1.46% ,  12/25/29 ........ 99 4,693
Series KW09, Class X1,
0.92% ,  05/25/29 ........ 431 8,812
41,660
Mortgage-Backed Securities — 0.7%
Uniform Mortgage-Backed Securities,
3.50%, 10/25/55
(u)
........... 1,146 1,046,895
Total U.S. Government Sponsored Agency Securities
—
0.7%
(Cost: $1,144,499) .............................. 1,138,663
U.S. Treasury Obligations
U.S. Treasury Notes
4.00%, 12/15/25
(j)(v)
.......... 1,017 1,017,030
4.13%, 02/28/27 ............ 77 77,862
Total U.S. Treasury Obligations — 0.7%
(Cost: $1,093,434) .............................. 1,094,892
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(f)
.................. 718 29
Israel — 0.0%
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(d)(f)(i)
......... 845 8
United Kingdom — 0.0%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost $0)
(Issued/Exercisable 12/19/23,
1 Share for 1 Warrant, Expires
11/17/30, Strike Price GBP 0.01)
(d)(f)(i)
5,834 3,295

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States — 0.0%
(f)
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 2,120 $ 561
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50)
(d)
.......... 1,268 —
Davidson Homes, Inc. (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8.47)
(d)
........... 965 5,906
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 07/01/26 , Strike Price USD
11.50) ................... 1,130 215
Flagstar Financial, Inc., (Acquired
03/07/24, cost $0) (Issued/
Exercisable 03/11/24, 1 Share for
1 Warrant, Expires 03/11/31, Strike
Price USD 2.50)
(d)(i)
.......... 14 29,193
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 1,369 14,607
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(d)
.................. 217 1,445
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 543 5,794
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 938 7
Insight M, Inc. (Issued/Exercisable
01/31/24, 1 Share for 1 Warrant, ,
Strike Price USD 0.34)
(d)
....... 53,113 3,734
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50)
(d)
.................. 840 —
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 1,681 84
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 1,924 386
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
69.00) ................... 724 145
Sonder Corp. (Issued/Exercisable
04/11/25, 1 Share for 1 Warrant,
Expires 04/11/30, Strike Price USD
1.00)
(d)
................... 4,568 2,512
Sonder Corp. (Issued/Exercisable
12/30/24, 1 Share for 1 Warrant,
Expires 12/30/29, Strike Price USD
0.01)
(d)
................... 458 591
Security
Shares
Shares Value
United States (continued)
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0)
(Issued/Exercisable 10/14/22,
1 Share for 1 Warrant, Expires
10/07/32, Strike Price USD 0.01)
(d)(i)
1,825 $ 8,723
Volato Group, Inc., (Acquired 12/03/23,
cost $1,351) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(i)
.................. 1,351 14
73,917
Total Warrants — 0.0%
(Cost: $16,602) ................................ 77,249
Total Long-Term Investments — 94.4%
(Cost: $134,462,615) ............................. 148,966,941
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.0%
Brazil — 0.0%
Letras do Tesouro Nacional Treasury
Bills, 17.73%, 01/01/26
(w)
...... BRL —
(s)
41,181
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills
(w)
27.56%, 11/18/25 ........... EGP 475 9,543
27.90%, 11/25/25 ........... 175 3,516
27.24%, 12/16/25 ........... 1,500 29,668
Total Foreign Government Obligations — 0.0%
(Cost: $77,526) ................................ 83,908
Shares
Shares
Money Market Funds — 5.9%
(e)(x)
BlackRock Cash Funds: Institutional,
SL Agency Shares, 4.26%
(y)
..... 2,232,423 2,233,539
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.01% ...... 7,047,631 7,047,631
Total Money Market Funds — 5.9%
(Cost: $9,281,244) .............................. 9,281,170
Total Short-Term Securities — 5.9%
(Cost: $9,358,770) .............................. 9,365,078
Total Options Purchased — 0.4%
(Cost: $619,059 ) ................................ 704,496
Total Investments Before Options Written — 100.7%
(Cost: $144,440,444) ............................. 159,036,515
Total Options Written — (0.3)%
(Premiums Received — $(493,604)) .................. (563,443)
Total Investments Net of Options Written — 100.4%
(Cost: $143,946,840) ............................. 158,473,072
Liabilities in Excess of Other Assets — (0.4)% ............ (665,215)
Net Assets — 100.0% .............................. $ 157,807,857

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Non-income producing security.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
All or a portion of this security is on loan.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,016,875, representing 2.55% of its net assets as of period end, and an original cost of $3,173,828.
(j)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(k)
All or a portion of the security is held by a wholly-owned subsidiary.
(l)
Investment does not issue shares.
(m)
Issuer filed for bankruptcy and/or is in default.
(n)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(o)
Convertible security.
(p)
Perpetual security with no stated maturity date.
(q)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(r)
Zero-coupon bond.
(s)
Rounds to less than 1,000.
(t)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(u)
Represents or includes a TBA transaction.
(v)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(w)
Rates are discount rates or a range of discount rates as of period end.
(x)
Annualized 7-day yield as of period end.
(y)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Par/Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 2,755,438 $ — $ (522,244)
(a)
$ 419 $ (74) $ 2,233,539 2,232,423 $ 11,143
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 5,936,703 1,110,928
(a)
— — — 7,047,631 7,047,631 309,388 —
iShares 0-5 Year TIPS Bond
ETF
(c)
.............. 143,355 — (145,549) 4,980 (2,786) — — 2,018 —
iShares Biotechnology ETF
(c)
. 132,210 — (132,779) (10,305) 10,874 — — 121 —
iShares Broad USD High Yield
Corporate Bond ETF .... 154,040 — — — 4,145 158,185 4,187 7,053 —
iShares China Large-Cap ETF — 822,795 (497,110) 22,825 28,003 376,513 9,152 2,230 —
iShares Core S&P Small-Cap
ETF ................ 73,395 — — — 2,300 75,695 637 736 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... 179,322 986,999 (1,176,104) 3,141 6,642 — — 821 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ 1,082,014 — — — 74,735 1,156,749 12,152 39,214 —
iShares Latin America 40 ETF
(c)
36,990 — (42,761) (1,468) 7,239 — — — —
iShares MSCI Brazil ETF ... 44,840 — — — 16,912 61,752 1,992 1,026 —
iShares MSCI Emerging
Markets ETF
(c)
......... 17,941 — (19,203) 54 1,208 — — — —
iShares Russell Mid-Cap
Growth ETF
(c)
......... 23,829 — (22,617) 4,691 (5,903) — — 19 —
Quintis Australia Pty. Ltd.,
12.00%, 10/01/28 ...... — — — — — — 414,143 — —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26 ....... 59,000 — — — (11,568) 47,432 462,748 — —
Quintis HoldCo Pty. Ltd. .... 1 — — — — 1 218,994 — —
$ 24,337 $ 131,727 $ 11,157,497 $ 373,769 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 8 10/28/25 $ 396 $ (864)
Euro-Bobl ............................................................... 28 12/08/25 3,873 914
Euro-BTP ............................................................... 6 12/08/25 844 9,312
Euro-Bund .............................................................. 19 12/08/25 2,868 13,789
Euro-OAT ............................................................... 5 12/08/25 712 7,690
Euro-Schatz ............................................................. 3 12/08/25 377 (389)
KOSPI 200 Index .......................................................... 7 12/11/25 594 43,136
OSE Nikkei 225 Index ....................................................... 9 12/11/25 2,734 91,530
Australia 10-Year Bond ...................................................... 16 12/15/25 1,200 (973)
Japan 10-Year Bond ........................................................ 2 12/15/25 1,836 (17,999)
EURO STOXX 50 Index ..................................................... 10 12/19/25 651 17,182
EURO STOXX Bank Index .................................................... 34 12/19/25 464 7,603
Russell 2000 E-Mini Index .................................................... 6 12/19/25 737 (3,429)
S&P 500 E-Mini Index ....................................................... 11 12/19/25 3,706 23,040
U.S. Treasury Long Bond ..................................................... 9 12/19/25 1,049 26,071
U.S. Treasury Ultra Bond ..................................................... 54 12/19/25 6,485 174,528
Long Gilt ................................................................ 5 12/29/25 611 2,470
U.S. Treasury 5-Year Note .................................................... 83 12/31/25 9,061 (16,425)
3-mo. SOFR ............................................................. 5 03/17/26 1,204 869
378,055
Short Contracts
Euro-Buxl ............................................................... 1 12/08/25 134 (3,834)
FTSE 100 Index ........................................................... 1 12/19/25 127 (2,541)
Nasdaq-100 E-Mini Index ..................................................... 18 12/19/25 8,965 (102,818)
U.S. Treasury 10-Year Note ................................................... 74 12/19/25 8,324 (51,265)
U.S. Treasury 10-Year Ultra Note ............................................... 110 12/19/25 12,659 (178,934)
U.S. Treasury 2-Year Note .................................................... 31 12/31/25 6,459 (1,186)
(340,578)
$ 37,477
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 946,245 USD 173,495 Barclays Bank plc 10/02/25 $ 4,295
BRL 143,977 USD 27,000 Goldman Sachs International 10/02/25 52
EGP 410,844 USD 8,547 Citibank NA 10/02/25 39
USD 152,495 BRL 810,968 JPMorgan Chase Bank NA 10/02/25 122
TRY 4,247,919 USD 97,109 Societe Generale SA 10/24/25 3,151
EUR 18,000 USD 21,060 Goldman Sachs International 10/30/25 111
MXN 3,270,287 USD 177,553 Toronto Dominion Bank 10/30/25 457
PEN 146,916 USD 42,000 Citibank NA 10/30/25 282
USD 20,000 CAD 27,644 State Street Bank and Trust Co. 10/30/25 107
USD 9,000 CHF 7,094 Credit Agricole Corporate & Investment Bank SA 10/30/25 56
USD 21,188 EUR 18,000 Citibank NA 10/30/25 17
NGN 19,998,280 USD 12,732 Morgan Stanley & Co. International plc 11/04/25 679
USD 194,020 BRL 1,039,898 JPMorgan Chase Bank NA 11/04/25 282
EGP 948,313 USD 17,503 Citibank NA 11/20/25 1,839
PEN 34,268 USD 9,787 JPMorgan Chase Bank NA 11/25/25 68
USD 210,650 COP 821,186,948 Citibank NA 11/25/25 2,699
USD 166,087 CZK 3,407,594 Natwest Markets plc 11/25/25 1,552
USD 37,447 HUF 12,389,930 Natwest Markets plc 11/25/25 277
USD 228,313 IDR 3,763,514,127 Bank of America NA 11/25/25 3,055
USD 94,001 MYR 392,200 Morgan Stanley & Co. International plc 11/25/25 689
USD 87,159 PHP 4,962,203 Citibank NA 11/25/25 2,236

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 15,017 PLN 54,601 Goldman Sachs International 11/25/25 $ 7
USD 376,965 PLN 1,356,857 UBS AG 11/25/25 3,953
USD 160,371 THB 5,069,183 Morgan Stanley & Co. International plc 11/25/25 3,254
ZAR 2,760,296 USD 158,519 Goldman Sachs International 11/25/25 694
ZAR 621,192 USD 35,707 UBS AG 11/25/25 123
NGN 20,313,584 USD 12,731 Citibank NA 12/05/25 801
USD 4,193 ARS 6,289,500 Citibank NA 12/11/25 287
USD 3,807 ARS 5,710,500 Goldman Sachs International 12/11/25 261
BRL 2,899,140 EUR 445,576 HSBC Bank plc 12/17/25 9,412
BRL 329,395 USD 59,543 Goldman Sachs International 12/17/25 1,229
CHF 173,400 USD 219,470 Canadian Imperial Bank of Commerce 12/17/25 376
CHF 2,733,237 USD 3,459,080 Toronto Dominion Bank 12/17/25 6,279
CNY 1,706,022 USD 240,218 Bank of America NA 12/17/25 420
CNY 276,752 USD 39,000 JPMorgan Chase Bank NA 12/17/25 36
DKK 4,193,612 USD 661,429 Morgan Stanley & Co. International plc 12/17/25 1,606
EUR 647,096 CHF 601,462 Barclays Bank plc 12/17/25 551
EUR 68,081 USD 79,860 Credit Agricole Corporate & Investment Bank SA 12/17/25 428
EUR 872,523 USD 1,026,552 UBS AG 12/17/25 2,414
GBP 135,641 USD 181,087 Morgan Stanley & Co. International plc 12/17/25 1,354
HUF 54,365,616 USD 160,752 Goldman Sachs International 12/17/25 2,133
MXN 9,812,842 EUR 443,947 Morgan Stanley & Co. International plc 12/17/25 7,874
PLN 932,408 USD 255,376 Goldman Sachs International 12/17/25 824
TRY 6,523,049 USD 145,022 Goldman Sachs International 12/17/25 2,298
USD 267,434 CAD 369,130 Toronto Dominion Bank 12/17/25 1,230
USD 537,366 EUR 453,967 Deutsche Bank AG 12/17/25 2,002
USD 28,691 EUR 24,000 JPMorgan Chase Bank NA 12/17/25 388
USD 303,787 EUR 256,400 Standard Chartered Bank 12/17/25 1,414
USD 304,175 EUR 257,611 State Street Bank and Trust Co. 12/17/25 375
USD 2,014,416 GBP 1,488,466 Barclays Bank plc 12/17/25 12,387
USD 1,332,567 HKD 10,351,803 Credit Agricole Corporate & Investment Bank SA 12/17/25 185
USD 2,828 IDR 46,624,717 JPMorgan Chase Bank NA 12/17/25 40
USD 26,754 INR 2,368,662 Citibank NA 12/17/25 218
USD 620,171 NOK 6,155,353 Morgan Stanley & Co. International plc 12/17/25 3,242
ZAR 6,236,442 EUR 301,011 State Street Bank and Trust Co. 12/17/25 4,136
ZAR 2,649,431 USD 150,424 State Street Bank and Trust Co. 12/17/25 2,140
USD 8,500 ARS 13,260,000 Citibank NA 01/26/26 625
97,061
BRL 1,039,898 USD 195,543 JPMorgan Chase Bank NA 10/02/25 (156)
USD 211,875 BRL 1,152,310 Barclays Bank plc 10/02/25 (4,632)
USD 27,000 BRL 144,382 HSBC Bank plc 10/02/25 (128)
USD 8,009 EGP 410,844 Citibank NA 10/02/25 (576)
USD 40,900 TRY 1,831,021 Barclays Bank plc 10/24/25 (2,313)
CLP 13,328,000 USD 14,000 Citibank NA 10/30/25 (135)
CNY 1,375,115 USD 193,824 Deutsche Bank AG 10/30/25 (505)
COP 321,450,728 USD 82,918 Citibank NA 10/30/25 (1,239)
CZK 2,782,473 USD 135,680 State Street Bank and Trust Co. 10/30/25 (1,391)
EUR 19,667 USD 23,280 JPMorgan Chase Bank NA 10/30/25 (148)
HUF 25,992,854 USD 78,579 State Street Bank and Trust Co. 10/30/25 (473)
IDR 3,572,124,174 USD 214,884 Citibank NA 10/30/25 (899)
INR 21,232,642 USD 239,926 Citibank NA 10/30/25 (1,340)
JPY 4,999,521 USD 34,000 Canadian Imperial Bank of Commerce 10/30/25 (84)
KRW 29,189,790 USD 21,000 HSBC Bank plc 10/30/25 (187)
MYR 970,712 USD 231,535 Credit Agricole Corporate & Investment Bank SA 10/30/25 (817)
PLN 442,855 USD 122,733 State Street Bank and Trust Co. 10/30/25 (940)
RON 133,580 USD 31,017 Citibank NA 10/30/25 (217)
THB 6,852,581 USD 215,409 Morgan Stanley & Co. International plc 10/30/25 (3,435)
USD 21,000 JPY 3,105,536 Barclays Bank plc 10/30/25 (68)
USD 22,000 PEN 77,293 Goldman Sachs International 10/30/25 (245)
USD 21,000 PEN 73,710 Societe Generale SA 10/30/25 (214)
ZAR 2,216,840 USD 128,160 Credit Agricole Corporate & Investment Bank SA 10/30/25 (60)
BRL 817,335 USD 152,495 JPMorgan Chase Bank NA 11/04/25 (221)
BRL 144,571 USD 27,000 Morgan Stanley & Co. International plc 11/04/25 (66)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 392,215 MXN 7,226,261 HSBC Bank plc 11/25/25 $ (48)
USD 31,110 MXN 573,723 Standard Chartered Bank 11/25/25 (33)
USD 9,730 PEN 34,000 Citibank NA 11/25/25 (49)
USD 37,418 PEN 130,422 JPMorgan Chase Bank NA 11/25/25 (91)
USD 12,694 UYU 510,544 Citibank NA 11/25/25 (113)
USD 566,523 ZAR 9,892,922 Natwest Markets plc 11/25/25 (4,096)
ARS 23,664,000 USD 16,000 Goldman Sachs International 12/11/25 (1,304)
AUD 3,539,930 USD 2,345,168 Credit Agricole Corporate & Investment Bank SA 12/17/25 (656)
CAD 3,570,077 USD 2,586,462 Natwest Markets plc 12/17/25 (11,844)
CAD 430,685 USD 311,314 Royal Bank of Canada 12/17/25 (719)
CNY 16,085,741 USD 2,274,328 HSBC Bank plc 12/17/25 (5,404)
EUR 560,456 USD 661,951 Bank of New York Mellon 12/17/25 (1,004)
EUR 24,000 USD 28,525 JPMorgan Chase Bank NA 12/17/25 (223)
EUR 84,862 USD 101,027 UBS AG 12/17/25 (950)
GBP 240,491 EUR 276,600 Canadian Imperial Bank of Commerce 12/17/25 (2,727)
GBP 446,373 USD 604,157 Bank of New York Mellon 12/17/25 (3,772)
GBP 366,606 USD 496,091 Canadian Imperial Bank of Commerce 12/17/25 (2,996)
GBP 146,627 USD 197,222 Societe Generale SA 12/17/25 (5)
HKD 2,970,770 USD 382,398 HSBC Bank plc 12/17/25 (30)
JPY 151,177,716 EUR 880,479 Deutsche Bank AG 12/17/25 (7,897)
JPY 1,301,647,878 USD 8,919,739 Credit Agricole Corporate & Investment Bank SA 12/17/25 (47,497)
KRW 899,624,391 USD 650,633 Citibank NA 12/17/25 (7,639)
NOK 7,469,087 CHF 594,549 Goldman Sachs International 12/17/25 (5,204)
NZD 123,715 USD 73,773 Credit Agricole Corporate & Investment Bank SA 12/17/25 (1,831)
SEK 4,951,846 USD 532,171 Toronto Dominion Bank 12/17/25 (3,631)
SGD 367,019 USD 288,296 Bank of America NA 12/17/25 (2,127)
TWD 26,987,892 USD 901,851 Barclays Bank plc 12/17/25 (10,722)
USD 4,519,207 EUR 3,840,551 Deutsche Bank AG 12/17/25 (9,955)
USD 160,449 EUR 136,101 JPMorgan Chase Bank NA 12/17/25 (55)
USD 125,151 MXN 2,351,089 Toronto Dominion Bank 12/17/25 (2,174)
USD 18,900 TRY 844,669 Barclays Bank plc 12/26/25 (28)
USD 8,186 EGP 410,844 Citibank NA 01/05/26 (23)
ARS 14,969,944 USD 10,156 Citibank NA 01/26/26 (1,266)
ARS 10,190,716 USD 6,844 JPMorgan Chase Bank NA 01/26/26 (792)
(157,394)
$ (60,333)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ................ Up and Out
Morgan Stanley & Co.
International plc 10/16/25 USD 1.19 USD 1.21 EUR 181 $ 142
USD Currency ................ Up and Out Royal Bank of Canada 11/28/25 CAD 1.40 CAD 1.42 USD 235 510
USD Currency ................ One-Touch Bank of America NA 12/03/25 THB 33.50 THB 33.50 USD 4 447
1,099
Put
USD Currency ................ One-Touch Barclays Bank plc 11/03/25 INR 86.00 INR 86.00 USD 4 19
USD Currency ................ Down and Out Bank of America NA 11/10/25 INR 87.00 INR 85.05 USD 46 8
EUR Currency ................ One-Touch Barclays Bank plc 12/22/25 CZK 24.00 CZK 24.00 EUR 3 462
489
$ 1,588
$ –

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 56 10/03/25 USD 672.00 USD 3,731 $ 2,380
SPDR S&P 500 ETF Trust ...................... 113 10/03/25 USD 670.00 USD 7,528 9,436
SPDR S&P 500 ETF Trust ...................... 22 10/10/25 USD 667.00 USD 1,466 9,845
Alphabet, Inc. .............................. 14 10/17/25 USD 240.00 USD 341 12,215
Alphabet, Inc. .............................. 18 10/17/25 USD 225.00 USD 438 36,495
Apple, Inc. ................................ 6 10/17/25 USD 245.00 USD 153 7,035
Apple, Inc. ................................ 19 10/17/25 USD 240.00 USD 484 30,495
ASML Holding NV ........................... 2 10/17/25 USD 840.00 USD 194 27,160
Broadcom, Inc. ............................. 1 10/17/25 USD 390.00 USD 33 68
Freeport-McMoRan, Inc. ....................... 19 10/17/25 USD 48.00 USD 75 105
iShares China Large-Cap ETF ................... 322 10/17/25 USD 42.00 USD 1,325 16,261
Meta Platforms, Inc. .......................... 2 10/17/25 USD 820.00 USD 147 221
Microsoft Corp. ............................. 3 10/17/25 USD 560.00 USD 155 87
Paramount Skydance Corp. ..................... 10 10/17/25 USD 22.00 USD 19 220
Sabre Corp. ............................... 7 10/17/25 USD 4.00 USD 1 70
Sabre Corp. ............................... 9 10/17/25 USD 2.50 USD 2 68
SPDR S&P Regional Banking ETF ................ 51 10/17/25 USD 67.00 USD 323 1,887
Tesla, Inc. ................................. 4 10/17/25 USD 360.00 USD 178 34,839
Warner Bros Discovery, Inc. .................... 6 10/17/25 USD 22.00 USD 12 168
Warner Bros Discovery, Inc. .................... 7 10/17/25 USD 17.00 USD 14 2,023
Wells Fargo & Co. ........................... 20 10/17/25 USD 85.00 USD 168 3,990
CBOE Volatility Index ......................... 8 10/22/25 USD 40.00 USD 13 152
Alphabet, Inc. .............................. 5 11/21/25 USD 250.00 USD 122 5,413
Alphabet, Inc. .............................. 12 11/21/25 USD 240.00 USD 292 18,960
Amazon.com, Inc. ........................... 13 11/21/25 USD 240.00 USD 285 6,110
Apple, Inc. ................................ 9 11/21/25 USD 250.00 USD 229 11,678
Apple, Inc. ................................ 9 11/21/25 USD 235.00 USD 229 21,488
Citigroup, Inc. .............................. 25 11/21/25 USD 105.00 USD 254 8,063
DR Horton, Inc. ............................. 6 11/21/25 USD 175.00 USD 102 4,470
DR Horton, Inc. ............................. 6 11/21/25 USD 185.00 USD 102 2,460
EURO STOXX Bank Index ..................... 36 11/21/25 EUR 240.00 EUR 420 10,461
Informatica, Inc. ............................ 3 11/21/25 USD 35.00 USD 7 120
Intuit, Inc. ................................. 3 11/21/25 USD 700.00 USD 205 7,485
McDonald's Corp. ........................... 5 11/21/25 USD 330.00 USD 152 850
Meta Platforms, Inc. .......................... 1 11/21/25 USD 830.00 USD 73 1,215
MongoDB, Inc. ............................. 6 11/21/25 USD 360.00 USD 186 3,420
NVIDIA Corp. .............................. 4 11/21/25 USD 185.00 USD 75 5,360
SPDR Gold Shares
(a)
......................... 149 11/21/25 USD 360.00 USD 5,297 123,298
Walt Disney Co. (The) ........................ 12 11/21/25 USD 120.00 USD 137 3,900
Broadcom, Inc. ............................. 8 12/19/25 USD 350.00 USD 264 17,060
Delta Air Lines, Inc. .......................... 54 12/19/25 USD 62.50 USD 306 13,689
NVIDIA Corp. .............................. 19 12/19/25 USD 185.00 USD 355 30,353
SPDR Gold Shares
(a)
......................... 70 12/19/25 USD 345.00 USD 2,488 131,600
Uber Technologies, Inc. ....................... 17 12/19/25 USD 100.00 USD 167 11,220
United Airlines Holdings, Inc. .................... 21 12/19/25 USD 105.00 USD 203 11,970
Valero Energy Corp. .......................... 14 12/19/25 USD 170.00 USD 238 15,085
660,948
Put
SPDR S&P 500 ETF Trust ...................... 34 10/10/25 USD 655.00 USD 2,265 7,378
American Airlines Group, Inc. .................... 9 10/17/25 USD 11.00 USD 10 324
EURO STOXX Bank Index ..................... 3 10/17/25 EUR 180.00 EUR 35 22
EURO STOXX Bank Index ..................... 9 10/17/25 EUR 210.00 EUR 105 238
iShares iBoxx $ High Yield Corporate Bond ETF ....... 15 10/17/25 USD 80.00 USD 122 188
iShares iBoxx $ High Yield Corporate Bond ETF ....... 23 10/17/25 USD 79.00 USD 187 207
iShares Russell 2000 ETF ...................... 4 10/17/25 USD 230.00 USD 97 386
iShares Russell 2000 ETF ...................... 4 10/17/25 USD 235.00 USD 97 748
Rheinmetall AG ............................. 1 10/17/25 EUR 1,600.00 EUR 198 217
SPDR S&P 500 ETF Trust ...................... 2 10/17/25 USD 642.00 USD 133 395
SPDR S&P 500 ETF Trust ...................... 2 10/17/25 USD 645.00 USD 133 454

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Alphabet, Inc. .............................. 5 11/21/25 USD 245.00 USD 122 $ 6,513
17,070
$ 678,018
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ........................... Goldman Sachs International 10/02/25 USD 1.17 EUR 46 $ 226
EUR Currency ........................... Bank of America NA 10/08/25 USD 1.20 EUR 1,183 475
USD Currency ........................... Morgan Stanley & Co. International plc 10/16/25 MXN 19.00 USD 39 28
EUR Currency ........................... BNP Paribas SA 10/29/25 USD 1.17 EUR 58 699
EUR Currency ........................... JPMorgan Chase Bank NA 10/29/25 USD 1.19 EUR 43 167
USD Currency ........................... Barclays Bank plc 10/29/25 MXN 19.20 USD 50 65
1,660
Put
EUR Currency ........................... JPMorgan Chase Bank NA 10/01/25 USD 1.18 EUR 1,589 3,413
EUR Currency ........................... BNP Paribas SA 10/07/25 USD 1.17 EUR 57 65
USD Currency ........................... Deutsche Bank AG 10/08/25 JPY 142.00 USD 1,364 95
EUR Currency ...........................
Credit Agricole Corporate &
Investment Bank SA 10/10/25 USD 1.18 EUR 35 178
USD Currency ........................... Morgan Stanley & Co. International plc 10/16/25 SGD 1.27 USD 54 21
USD Currency ........................... Standard Chartered Bank 10/16/25 TWD 29.70 USD 37 24
GBP Currency ........................... Citibank NA 12/04/25 JPY 196.00 GBP 141 2,097
5,893
$ 7,553
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly Royal Bank of Canada 10/15/25 USD 105.50 USD 225 $ 56
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly Bank of America NA 10/15/25 USD 107.00 USD 155 144
$ 200
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.80% Annual
JPMorgan Chase
Bank NA 10/30/25 3 .80 % USD 729 $ 4,999
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.65% Annual
Goldman Sachs
International 11/26/25 3 .65 USD 1,080 6,110
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.80% Annual
Morgan Stanley & Co.
International plc 01/14/26 3 .80 USD 317 6,028
$ 17,137
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Alphabet, Inc. ............................... 2 10/17/25 USD 260.00 USD 49 $ (313)
Apollo Global Management, Inc. ................... 1 10/17/25 USD 145.00 USD 13 (82)
Apple, Inc. ................................. 2 10/17/25 USD 255.00 USD 51 (980)
Autodesk, Inc. ............................... 1 10/17/25 USD 330.00 USD 32 (255)
Bank of America Corp. ......................... 4 10/17/25 USD 55.00 USD 21 (111)
Bank of America Corp. ......................... 12 10/17/25 USD 52.50 USD 62 (1,170)
Broadcom, Inc. .............................. 2 10/17/25 USD 410.00 USD 66 (62)
Cameco Corp. ............................... 1 10/17/25 USD 90.00 USD 8 (151)
Capital One Financial Corp. ...................... 1 10/17/25 USD 240.00 USD 21 (37)
Citigroup, Inc. ............................... 7 10/17/25 USD 110.00 USD 71 (400)
EchoStar Corp. .............................. 5 10/17/25 USD 80.00 USD 38 (1,162)
EQT Corp. ................................. 3 10/17/25 USD 60.00 USD 16 (69)
Hilton Worldwide Holdings, Inc. ................... 1 10/17/25 USD 300.00 USD 26 (90)
Intel Corp. ................................. 28 10/17/25 USD 35.00 USD 94 (3,738)
iShares China Large-Cap ETF .................... 322 10/17/25 USD 45.00 USD 1,325 (2,415)
JPMorgan Chase & Co. ........................ 3 10/17/25 USD 325.00 USD 95 (1,126)
JPMorgan Chase & Co. ........................ 7 10/17/25 USD 315.00 USD 221 (5,513)
Live Nation Entertainment, Inc. ................... 3 10/17/25 USD 185.00 USD 49 (165)
McKesson Corp. ............................. 1 10/17/25 USD 780.00 USD 77 (1,221)
Micron Technology, Inc. ........................ 1 10/17/25 USD 160.00 USD 17 (1,132)
Tesla, Inc. .................................. 2 10/17/25 USD 420.00 USD 89 (7,166)
TJX Cos., Inc. (The) ........................... 3 10/17/25 USD 150.00 USD 43 (112)
Warner Bros Discovery, Inc. ..................... 6 10/17/25 USD 25.00 USD 12 (27)
Warner Bros Discovery, Inc. ..................... 7 10/17/25 USD 20.00 USD 14 (595)
Wells Fargo & Co. ............................ 7 10/17/25 USD 90.00 USD 59 (357)
Williams Cos., Inc. (The) ........................ 4 10/17/25 USD 65.00 USD 25 (281)
Alphabet, Inc. ............................... 5 11/21/25 USD 280.00 USD 122 (1,525)
Apple, Inc. ................................. 9 11/21/25 USD 255.00 USD 229 (9,067)
Meta Platforms, Inc. ........................... 2 11/21/25 USD 900.00 USD 147 (855)
NVIDIA Corp. ............................... 4 11/21/25 USD 210.00 USD 75 (1,700)
NVIDIA Corp. ............................... 8 11/21/25 USD 200.00 USD 149 (5,560)
SPDR Gold Shares
(a)
.......................... 224 11/21/25 USD 380.00 USD 7,963 (62,049)
Alphabet, Inc. ............................... 4 12/19/25 USD 210.00 USD 97 (15,720)
Alphabet, Inc. ............................... 10 12/19/25 USD 220.00 USD 244 (30,975)
Amazon.com, Inc. ............................ 6 12/19/25 USD 260.00 USD 132 (1,656)
Apple, Inc. ................................. 4 12/19/25 USD 250.00 USD 102 (6,170)
Apple, Inc. ................................. 18 12/19/25 USD 240.00 USD 458 (39,915)
Bank of America Corp. ......................... 5 12/19/25 USD 52.50 USD 26 (1,095)
Boeing Co. (The) ............................. 1 12/19/25 USD 260.00 USD 22 (300)
Boeing Co. (The) ............................. 1 12/19/25 USD 265.00 USD 22 (257)
Broadcom, Inc. .............................. 1 12/19/25 USD 370.00 USD 33 (1,477)
Broadcom, Inc. .............................. 5 12/19/25 USD 380.00 USD 165 (6,112)
Broadcom, Inc. .............................. 9 12/19/25 USD 410.00 USD 297 (6,165)
Cameco Corp. ............................... 2 12/19/25 USD 100.00 USD 17 (569)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Capital One Financial Corp. ...................... 2 12/19/25 USD 250.00 USD 43 $ (510)
Citigroup, Inc. ............................... 4 12/19/25 USD 100.00 USD 41 (2,701)
CRH plc ................................... 4 12/19/25 USD 110.00 USD 48 (5,521)
Delta Air Lines, Inc. ........................... 1 12/19/25 USD 70.00 USD 6 (103)
Delta Air Lines, Inc. ........................... 108 12/19/25 USD 72.50 USD 613 (8,640)
JPMorgan Chase & Co. ........................ 2 12/19/25 USD 325.00 USD 63 (2,136)
Mastercard, Inc. ............................. 1 12/19/25 USD 650.00 USD 57 (333)
Meta Platforms, Inc. ........................... 2 12/19/25 USD 860.00 USD 147 (2,385)
Micron Technology, Inc. ........................ 1 12/19/25 USD 150.00 USD 17 (2,677)
Microsoft Corp. .............................. 10 12/19/25 USD 580.00 USD 518 (5,025)
NVIDIA Corp. ............................... 19 12/19/25 USD 210.00 USD 355 (11,875)
NVIDIA Corp. ............................... 23 12/19/25 USD 220.00 USD 429 (9,430)
Oracle Corp. ................................ 1 12/19/25 USD 280.00 USD 28 (2,940)
Oracle Corp. ................................ 19 12/19/25 USD 330.00 USD 534 (23,751)
Taiwan Semiconductor Manufacturing Co. Ltd. ......... 2 12/19/25 USD 270.00 USD 56 (5,095)
Tesla, Inc. .................................. 1 12/19/25 USD 460.00 USD 44 (4,432)
Uber Technologies, Inc. ........................ 34 12/19/25 USD 110.00 USD 333 (10,880)
United Airlines Holdings, Inc. ..................... 42 12/19/25 USD 125.00 USD 405 (6,405)
Alphabet, Inc. ............................... 5 01/16/26 USD 250.00 USD 122 (7,812)
Amazon.com, Inc. ............................ 6 01/16/26 USD 270.00 USD 132 (1,596)
Apollo Global Management, Inc. ................... 1 01/16/26 USD 170.00 USD 13 (125)
Apple, Inc. ................................. 5 01/16/26 USD 270.00 USD 127 (3,962)
Autodesk, Inc. ............................... 1 01/16/26 USD 350.00 USD 32 (790)
Bank of America Corp. ......................... 12 01/16/26 USD 60.00 USD 62 (630)
Boeing Co. (The) ............................. 2 01/16/26 USD 270.00 USD 43 (602)
Broadcom, Inc. .............................. 3 01/16/26 USD 380.00 USD 99 (4,605)
Cameco Corp. ............................... 3 01/16/26 USD 95.00 USD 25 (1,522)
Capital One Financial Corp. ...................... 2 01/16/26 USD 260.00 USD 43 (455)
CRH plc ................................... 2 01/16/26 USD 135.00 USD 24 (585)
DR Horton, Inc. .............................. 1 01/16/26 USD 210.00 USD 17 (245)
Eli Lilly & Co. ............................... 1 01/16/26 USD 900.00 USD 76 (1,807)
EQT Corp. ................................. 3 01/16/26 USD 65.00 USD 16 (384)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 63 01/16/26 USD 82.00 USD 511 (1,134)
JPMorgan Chase & Co. ........................ 2 01/16/26 USD 350.00 USD 63 (1,050)
Live Nation Entertainment, Inc. ................... 2 01/16/26 USD 195.00 USD 33 (395)
McKesson Corp. ............................. 1 01/16/26 USD 840.00 USD 77 (1,785)
Meta Platforms, Inc. ........................... 1 01/16/26 USD 920.00 USD 73 (835)
Micron Technology, Inc. ........................ 2 01/16/26 USD 155.00 USD 33 (5,115)
Microsoft Corp. .............................. 3 01/16/26 USD 605.00 USD 155 (1,148)
NVIDIA Corp. ............................... 10 01/16/26 USD 230.00 USD 187 (3,975)
Salesforce, Inc. .............................. 1 01/16/26 USD 310.00 USD 24 (278)
Tesla, Inc. .................................. 1 01/16/26 USD 480.00 USD 44 (4,462)
Valero Energy Corp. ........................... 1 01/16/26 USD 170.00 USD 17 (1,260)
Walt Disney Co. (The) ......................... 2 01/16/26 USD 140.00 USD 23 (160)
(371,453)
Put
SPDR S&P 500 ETF Trust ....................... 51 10/10/25 USD 645.00 USD 3,398 (5,712)
Boeing Co. (The) ............................. 2 10/17/25 USD 200.00 USD 43 (241)
Circle Internet Group, Inc. ....................... 6 10/17/25 USD 110.00 USD 80 (897)
Costco Wholesale Corp. ........................ 1 10/17/25 USD 850.00 USD 93 (81)
Freeport-McMoRan, Inc. ........................ 19 10/17/25 USD 40.00 USD 75 (3,885)
Hilton Worldwide Holdings, Inc. ................... 1 10/17/25 USD 230.00 USD 26 (60)
iShares Russell 2000 ETF ....................... 4 10/17/25 USD 200.00 USD 97 (48)
iShares Russell 2000 ETF ....................... 4 10/17/25 USD 210.00 USD 97 (66)
Live Nation Entertainment, Inc. ................... 2 10/17/25 USD 135.00 USD 33 (245)
McKesson Corp. ............................. 1 10/17/25 USD 590.00 USD 77 (500)
Meta Platforms, Inc. ........................... 4 10/17/25 USD 700.00 USD 294 (2,390)
Rheinmetall AG .............................. 1 10/17/25 EUR 1,400.00 EUR 198 (1,244)
SPDR S&P 500 ETF Trust ....................... 4 10/17/25 USD 600.00 USD 266 (190)
SPDR S&P Regional Banking ETF ................. 51 10/17/25 USD 59.00 USD 323 (1,581)
Walt Disney Co. (The) ......................... 2 10/17/25 USD 105.00 USD 23 (50)
Alphabet, Inc. ............................... 5 11/21/25 USD 210.00 USD 122 (1,292)
Amazon.com, Inc. ............................ 13 11/21/25 USD 200.00 USD 285 (5,005)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Apple, Inc. ................................. 9 11/21/25 USD 230.00 USD 229 $ (1,984)
Citigroup, Inc. ............................... 25 11/21/25 USD 90.00 USD 254 (3,025)
DR Horton, Inc. .............................. 6 11/21/25 USD 155.00 USD 102 (2,280)
DR Horton, Inc. .............................. 6 11/21/25 USD 145.00 USD 102 (1,110)
EURO STOXX Bank Index ...................... 18 11/21/25 EUR 205.00 EUR 210 (1,664)
Intel Corp. ................................. 70 11/21/25 USD 25.00 USD 235 (1,995)
Intuit, Inc. .................................. 3 11/21/25 USD 630.00 USD 205 (3,510)
McDonald's Corp. ............................ 5 11/21/25 USD 285.00 USD 152 (1,255)
MongoDB, Inc. .............................. 6 11/21/25 USD 260.00 USD 186 (2,325)
NVIDIA Corp. ............................... 3 11/21/25 USD 160.00 USD 56 (922)
SPDR Gold Shares
(a)
.......................... 149 11/21/25 USD 335.00 USD 5,297 (33,003)
Walt Disney Co. (The) ......................... 12 11/21/25 USD 100.00 USD 137 (1,218)
Alphabet, Inc. ............................... 9 12/19/25 USD 200.00 USD 219 (2,232)
Broadcom, Inc. .............................. 9 12/19/25 USD 300.00 USD 297 (13,230)
EQT Corp. ................................. 47 12/19/25 USD 42.00 USD 256 (1,762)
EQT Corp. ................................. 47 12/19/25 USD 45.00 USD 256 (3,525)
NVIDIA Corp. ............................... 19 12/19/25 USD 160.00 USD 355 (8,455)
SPDR Gold Shares
(a)
.......................... 47 12/19/25 USD 310.00 USD 1,671 (3,290)
Valero Energy Corp. ........................... 14 12/19/25 USD 135.00 USD 238 (1,673)
Amazon.com, Inc. ............................ 6 01/16/26 USD 180.00 USD 132 (1,590)
Apollo Global Management, Inc. ................... 1 01/16/26 USD 110.00 USD 13 (275)
Boeing Co. (The) ............................. 2 01/16/26 USD 180.00 USD 43 (625)
Boston Scientific Corp. ......................... 4 01/16/26 USD 90.00 USD 39 (870)
Costco Wholesale Corp. ........................ 1 01/16/26 USD 840.00 USD 93 (1,205)
CRH plc ................................... 2 01/16/26 USD 90.00 USD 24 (210)
EQT Corp. ................................. 3 01/16/26 USD 40.00 USD 16 (123)
Live Nation Entertainment, Inc. ................... 2 01/16/26 USD 130.00 USD 33 (350)
McKesson Corp. ............................. 1 01/16/26 USD 580.00 USD 77 (220)
Meta Platforms, Inc. ........................... 1 01/16/26 USD 600.00 USD 73 (990)
Microsoft Corp. .............................. 3 01/16/26 USD 420.00 USD 155 (823)
NextEra Energy, Inc. .......................... 5 01/16/26 USD 60.00 USD 38 (230)
NVIDIA Corp. ............................... 10 01/16/26 USD 140.00 USD 187 (2,445)
Salesforce, Inc. .............................. 1 01/16/26 USD 195.00 USD 24 (407)
Walt Disney Co. (The) ......................... 2 01/16/26 USD 95.00 USD 23 (218)
(122,526)
$ (493,979)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Deutsche Bank AG 10/08/25 JPY 151.00 USD 1,364 $ (758)
USD Currency ............................. Standard Chartered Bank 10/16/25 TWD 30.50 USD 37 (162)
EUR Currency ............................. BNP Paribas SA 10/29/25 USD 1.19 EUR 86 (334)
–
(1,254)
–
Put
EUR Currency ............................. JPMorgan Chase Bank NA 10/01/25 USD 1.17 EUR 1,589 (27)
USD Currency ............................. HSBC Bank plc 10/01/25 JPY 146.50 USD 354 (23)
EUR Currency ............................. Bank of America NA 10/08/25 USD 1.14 EUR 1,183 (48)
GBP Currency ............................. Citibank NA 12/04/25 JPY 192.00 GBP 211 (1,569)
USD Currency ............................. Bank of America NA 12/12/25 IDR 16,000.00 USD 451 (609)
USD Currency ............................. Citibank NA 12/12/25 BRL 5.25 USD 451 (3,120)
USD Currency ............................. HSBC Bank plc 12/12/25 ZAR 16.80 USD 446 (2,254)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

OTC Currency Options Written (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ............................. Citibank NA 12/15/25 MXN 18.00 USD 451 $ (2,573)
–
(10,223)
–
$ (11,477)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 44.V1 5 .00 % Quarterly Royal Bank of Canada 10/15/25 NR USD 100.00 USD 225 $ (6)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 44.V1 5 .00 Quarterly Bank of America NA 10/15/25 NR USD 104.50 USD 155 (21)
$ (27)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3.70% Annual 6-mo. PRIBOR Semi-Annual
JPMorgan Chase
Bank NA 10/27/25 3 .70 % CZK 1,022 $ (11)
5-Year Interest Rate Swap
(a)
. 3.70% Annual 6-mo. PRIBOR Semi-Annual
Morgan Stanley & Co.
International plc 10/27/25 3 .70 CZK 681 (7)
30-Year Interest Rate Swap
(a)
3.50% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/30/25 3 .50 USD 729 (496)
5-Year Interest Rate Swap
(a)
. 3.10% Annual 1-day SOFR Annual
Goldman Sachs
International 11/14/25 3 .10 USD 1,815 (2,481)
5-Year Interest Rate Swap
(a)
. 3.10% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 11/18/25 3 .10 USD 2,305 (3,516)
5-Year Interest Rate Swap
(a)
. 3.05% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 11/20/25 3 .05 USD 2,275 (2,875)
5-Year Interest Rate Swap
(a)
. 3.07% Annual 1-day SOFR Annual
Goldman Sachs
International 11/21/25 3 .07 USD 2,304 (3,293)
30-Year Interest Rate Swap
(a)
3.15% Annual 1-day SOFR Annual
Goldman Sachs
International 11/26/25 3 .15 USD 1,080 (428)
2-Year Interest Rate Swap
(a)
. 2.75% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 12/09/25 2 .75 USD 353 (127)
2-Year Interest Rate Swap
(a)
. 2.85% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/22/25 2 .85 USD 10,557 (7,059)
10-Year Interest Rate Swap
(a)
3.30% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 12/30/25 3 .30 USD 882 (3,313)
30-Year Interest Rate Swap
(a)
3.25% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 01/14/26 3 .25 USD 159 (362)
30-Year Interest Rate Swap
(a)
3.50% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 01/14/26 3 .50 USD 317 (1,966)
(25,934)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Annual Barclays Bank plc 10/15/25 3 .90 % USD 395 $ (1)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.55% Annual
Goldman Sachs
International 12/12/25 3 .55 USD 2,459 (7,620)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.45% Annual
JPMorgan Chase
Bank NA 12/17/25 3 .45 USD 537 (764)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.55% Annual Deutsche Bank AG 12/26/25 3 .55 USD 1,020 (927)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
JPMorgan Chase
Bank NA 12/30/25 4 .00 USD 882 (3,148)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 09/20/27 4 .30 USD 7,038 (19,566)
(32,026)
$ (57,960)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5 .00 % Quarterly 12/20/26 USD 90 $ (4,317) $ (3,171) $ (1,146)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1 .00 Quarterly 12/20/27 USD 49 (799) (31) (768)
Markit CDX North American High Yield Index
Series 44.V1 ..................... 5 .00 Quarterly 06/20/30 USD 456 (36,992) (31,007) (5,985)
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1 .00 Quarterly 06/20/30 USD 839 (19,293) (17,907) (1,386)
$ (61,401) $ (52,116) $ (9,285)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
39.V4 ........... 5 .00 % Quarterly 12/20/27 BB- USD 149 $ 9,912 $ 4 $ 9,908
Markit CDX North American
High Yield Index Series
41.V2 ........... 5 .00 Quarterly 12/20/28 BB- USD 257 20,434 6,205 14,229
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly 12/20/29 BB- EUR 845 101,746 68,625 33,121
iTraxx Europe Crossover
Index Series 43.V2 .. 5 .00 Quarterly 06/20/30 BB- EUR 14 1,753 1,292 461
$ 133,845 $ 76,126 $ 57,719
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
9.31% Monthly 1-day MXIBTIIE Monthly N/A 01/09/26 MXN 2,975 $ (952) $ — $ (952)
1-day MXIBTIIE Monthly 8.47% Monthly N/A 02/25/26 MXN 5,365 1,541 — 1,541
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 221,465 3,996 — 3,996
8.02% Quarterly 3-mo. JIBAR Quarterly N/A 03/26/26 ZAR 2,033 (607) — (607)
1-day SOFR Annual 4.93% Annual N/A 04/26/26 USD 8,960 75,169 473 74,696
8.15% Quarterly 3-mo. JIBAR Quarterly N/A 05/07/26 ZAR 2,826 (1,435) — (1,435)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 1,923 8,386 — 8,386
1-day MXIBTIIE Monthly 7.73% Monthly N/A 05/11/26 MXN 1,322 247 — 247
7.73% Monthly 1-day MXIBTIIE Monthly N/A 06/19/26 MXN 2,687 (632) — (632)
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 844 4,042 — 4,042
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 1,873 (105) — (105)
4.21% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 170 46 — 46
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 477 (1,155) — (1,155)
6.92% Quarterly 3-mo. JIBAR Quarterly N/A 09/23/26 ZAR 385 (14) — (14)
1-day SOFR Annual 4.00% Annual N/A 10/28/26 USD 2,972 (1,158) — (1,158)
1-day MXIBTIIE Monthly 9.26% Monthly N/A 11/18/26 MXN 20,983 28,315 — 28,315
1-day SOFR Annual 4.07% Annual N/A 01/14/27 USD 2,905 12,007 — 12,007
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 13,529 1,410 — 1,410
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 1,149 (454) — (454)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 239 (2,571) — (2,571)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 398 (4,312) — (4,312)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 15,554 2,299 — 2,299
3.88% Annual 1-day SOFR Annual N/A 03/20/27 USD 77 (213) 7 (220)
1-day SOFR Annual 4.73% Annual N/A 04/26/27 USD 10,332 212,006 2,939 209,067
1-day SOFR Annual 4.10% Annual N/A 05/30/27 USD 2,318 21,610 — 21,610
1-day SOFR Annual 4.15% Annual N/A 05/30/27 USD 2,318 23,859 — 23,859
6-mo. BUBOR Semi-Annual 5.68% Annual N/A 09/17/27 HUF 13,407 (420) — (420)
6-mo. BUBOR Semi-Annual 5.76% Annual N/A 09/17/27 HUF 24,000 (645) — (645)
6.99% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 410 (122) — (122)
3.97% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 227 142 — 142
1-day SOFR Annual 4.20% Annual 10/23/25
(a)
10/23/27 USD 767 12,344 — 12,344
1-day SOFR Annual 4.00% Annual 01/26/26
(a)
01/26/28 USD 1,832 25,511 — 25,511
3.45% Annual 1-day SOFR Annual 01/26/26
(a)
01/26/28 USD 1,832 (6,308) — (6,308)
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 1,845 (434) — (434)
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 6,479 (41,522) — (41,522)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 490 19,632 — 19,632
1-day SOFR Annual 3.50% Annual N/A 08/20/28 USD 2,094 6,720 — 6,720
3-mo. CD_KSDA Quarterly 2.40% Quarterly N/A 09/17/28 KRW 193,173 (506) — (506)
3-mo. CD_KSDA Quarterly 2.40% Quarterly N/A 09/17/28 KRW 152,896 (412) — (412)
1-day MIBOR Semi-Annual 5.54% Semi-Annual N/A 09/17/28 INR 12,751 (10) — (10)
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 463 4,545 — 4,545
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 464 4,621 — 4,621
1-day
BZDIOVER At Termination 13.01% At Termination N/A 01/02/29 BRL 351 (303) — (303)
1-day
BZDIOVER At Termination 13.14% At Termination N/A 01/02/29 BRL 173 (49) — (49)
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 1,180 54,861 — 54,861
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 4,813 1,121 — 1,121
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 5,883 1,448 — 1,448
1-day SOFR Annual 4.50% Annual N/A 04/26/29 USD 13,424 526,174 10,754 515,420
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 1,358 38,581 — 38,581
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 1,931 39,474 — 39,474
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 985 26,483 — 26,483
1-day SOFR Annual 3.66% Annual N/A 10/10/29 USD 959 3,056 — 3,056
1-day MXIBTIIE Monthly 9.04% Monthly N/A 11/14/29 MXN 6,646 23,707 — 23,707
8.97% Monthly 1-day MXIBTIIE Monthly N/A 12/14/29 MXN 623 (2,154) — (2,154)
1-day SONIA Annual 4.00% Annual N/A 01/16/30 GBP 1,099 7,030 — 7,030
1-day SOFR Annual 4.00% Annual N/A 01/23/30 USD 1,099 24,804 — 24,804
6-mo. EURIBOR Semi-Annual 2.42% Annual N/A 01/31/30 EUR 25 465 7 458
6-mo. EURIBOR Semi-Annual 2.63% Annual N/A 01/31/30 EUR 26 575 550 25

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. EURIBOR Semi-Annual 2.43% Annual N/A 02/03/30 EUR 49 $ 958 $ 107 $ 851
8.65% Monthly 1-day MXIBTIIE Monthly N/A 02/07/30 MXN 687 (1,980) — (1,980)
1-day SOFR Annual 3.23% Annual N/A 02/19/30 USD 1,074 (14,031) — (14,031)
1-day SOFR Annual 3.90% Annual N/A 02/24/30 USD 935 17,443 — 17,443
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 1,268 (24) — (24)
6-mo. WIBOR Semi-Annual 4.94% Annual N/A 03/19/30 PLN 155 2,465 — 2,465
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 5,425 725 — 725
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 2,197 (5,001) — (5,001)
7.73% Monthly 1-day MXIBTIIE Monthly N/A 05/06/30 MXN 245 (239) — (239)
6-mo. EURIBOR Semi-Annual 2.20% Annual N/A 06/04/30 EUR 276 (2,166) — (2,166)
1-day MXIBTIIE Monthly 7.82% Monthly N/A 06/07/30 MXN 513 608 — 608
6-mo. PRIBOR Semi-Annual 3.56% Annual N/A 06/18/30 CZK 323 (234) — (234)
6-mo. PRIBOR Semi-Annual 3.66% Annual N/A 06/18/30 CZK 502 (250) 55 (305)
1-day MXIBTIIE Monthly 7.72% Monthly N/A 06/24/30 MXN 360 345 — 345
1-day MXIBTIIE Monthly 7.69% Monthly N/A 07/30/30 MXN 1,926 1,699 — 1,699
1-week
CNREPOFIX_
CFXS Quarterly 1.45% Quarterly N/A 09/17/30 CNY 614 (843) — (843)
6-mo. PRIBOR Semi-Annual 3.41% Annual N/A 09/17/30 CZK 748 (841) — (841)
6-mo. PRIBOR Semi-Annual 3.55% Annual N/A 09/17/30 CZK 1,028 (828) — (828)
6-mo. WIBOR Semi-Annual 4.04% Annual N/A 09/17/30 PLN 128 (178) — (178)
6-mo. BUBOR Semi-Annual 5.96% Annual N/A 09/17/30 HUF 1,938 (75) — (75)
7.60% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 785 (1,129) — (1,129)
4.08% Annual 6-mo. WIBOR Semi-Annual 12/17/25
(a)
12/17/30 PLN 90 61 — 61
4.08% Annual 6-mo. WIBOR Semi-Annual 12/17/25
(a)
12/17/30 PLN 91 60 — 60
4.10% Annual 6-mo. WIBOR Semi-Annual 12/17/25
(a)
12/17/30 PLN 91 44 — 44
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 762 120,592 — 120,592
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 576 (5,445) — (5,445)
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 1,080 8,651 — 8,651
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 2,161 17,294 — 17,294
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 1,080 8,733 — 8,733
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 1,978 635 — 635
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 1,978 649 — 649
1-day SOFR Annual 4.35% Annual N/A 04/26/34 USD 10,109 575,746 16,038 559,708
1-day SOFR Annual 3.66% Annual N/A 10/10/34 USD 646 (2,634) — (2,634)
1-day SOFR Annual 3.67% Annual N/A 12/26/34 USD 1,129 (1,847) — (1,847)
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 885 949 — 949
1-day SOFR Annual 3.75% Annual N/A 03/27/35 USD 875 5,396 — 5,396
1-day SOFR Annual 3.75% Annual N/A 07/09/35 USD 472 3,339 — 3,339
1-day THOR Quarterly 1.35% Quarterly N/A 09/17/35 THB 574 (172) — (172)
1-day THOR Quarterly 1.38% Quarterly N/A 09/17/35 THB 574 (130) — (130)
1-day THOR Quarterly 1.61% Quarterly N/A 09/17/35 THB 289 129 — 129
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 374 8,541 — 8,541
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 118 (4,345) 71 (4,416)
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 397 23,077 — 23,077
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 22,475 (30,869) — (30,869)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 22,475 (30,841) — (30,841)
1-day SOFR Annual 4.07% Annual N/A 04/26/54 USD 396 8,141 1,625 6,516
3.65% Annual 1-day SOFR Annual N/A 11/02/54 USD 3,526 202,870 979 201,891
1-day SONIA Annual 4.10% Annual N/A 11/07/54 GBP 350 (42,617) 1,600 (44,217)
$ 2,012,165 $ 35,205 $ 1,976,960
(a)
Forward swap.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 110 $ 4,536 $ — $ 4,536
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Hertz Corp. (The) .......... 5 .00 % Quarterly JPMorgan Chase Bank 12/20/25 USD 5 $ (10) $ 76 $ (86)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 5 (6) 168 (174)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 10 (167) 62 (229)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 10 14 1,186 (1,172)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 10 14 1,155 (1,141)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank 12/20/27 USD 10 3,374 520 2,854
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank 06/20/28 USD 30 (542) 375 (917)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank 06/20/28 EUR 40 (919) 744 (1,663)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 100 (1,696) (315) (1,381)
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank 06/20/29 USD 100 (1,785) 893 (2,678)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank 06/20/29 USD 10 (1,450) (944) (506)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank 06/20/29 USD 5 (725) (417) (308)
Deutsche Bank AG ......... 1 .00 Quarterly BNP Paribas SA 12/20/29 EUR 35 (545) (192) (353)
Intesa Sanpaolo SpA ....... 1 .00 Quarterly JPMorgan Chase Bank 12/20/29 EUR 34 (431) — (431)
Telecom Italia SpA ......... 1 .00 Quarterly Goldman Sachs International 12/20/29 EUR 15 (13) 623 (636)
Ally Financial, Inc. ......... 5 .00 Quarterly Goldman Sachs International 06/20/30 USD 20 (3,184) (2,756) (428)
Intesa Sanpaolo SpA ....... 1 .00 Quarterly BNP Paribas SA 06/20/30 EUR 38 (1,324) (763) (561)
Occidental Petroleum Corp. ... 1 .00 Quarterly Deutsche Bank AG 06/20/30 USD 20 (223) (50) (173)
Simon Property Group LP .... 1 .00 Quarterly BNP Paribas SA 06/20/30 USD 10 (207) (50) (157)
Republic of Panama ........ 1 .00 Quarterly JPMorgan Chase Bank 12/20/30 USD 5 96 104 (8)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 12/20/30 USD 45 208 208 —
$ – $ – $ –
$ (9,521) $ 627 $ (10,148)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ZF Europe Finance BV .. 5 .00 % Quarterly Deutsche Bank AG 12/20/28 BB- EUR 23 $ 1,786 $ 1,784 $ 2
Eutelsat SA .......... 5 .00 Quarterly Deutsche Bank AG 12/20/29 NR EUR 11 1,423 (909) 2,332
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 8 1,007 485 522
Hannover Rueck SE .... 1 .00 Quarterly BNP Paribas SA 12/20/29 A EUR 18 299 93 206
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 71 11,651 7,898 3,753
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 45 3,407 2,953 454
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 45 3,407 3,502 (95)
Muenchener
Rueckversicherungs-
Gesellschaft AG .... 1 .00 Quarterly BNP Paribas SA 12/20/29 A+ EUR 18 306 97 209
Swedbank AB ........ 1 .00 Quarterly JPMorgan Chase Bank 12/20/29 NR EUR 34 300 (86) 386
AXA SA ............ 1 .00 Quarterly BNP Paribas SA 06/20/30 A+ EUR 38 1,189 744 445
Eutelsat SA .......... 5 .00 Quarterly JPMorgan Chase Bank 06/20/30 NR EUR 13 1,753 396 1,357
Eutelsat SA .......... 5 .00 Quarterly BNP Paribas SA 12/20/30 NR EUR 23 3,115 3,103 12

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Vistra Operations Co. LLC 5 .00 % Quarterly JPMorgan Chase Bank 12/20/30 BB+ USD 5 $ 954 $ 954 $ —
Vistra Operations Co. LLC 5 .00 Quarterly JPMorgan Chase Bank 12/20/30 BB+ USD 5 954 954 —
$ 31,551 $ 21,968 $ 9,583
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
14.18% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 370 $ (61) $ — $ (61)
14.79% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 132 10 — 10
8.07% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/26 COP 7,397 15 — 15
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/25/26 COP 20,705 69 — 69
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA 01/04/27 BRL 1,081 (22,193) — (22,193)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA 01/04/27 BRL 677 (13,956) — (13,956)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA 01/04/27 BRL 1,370 (27,472) — (27,472)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 7 (147) — (147)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 1,314 (26,335) — (26,335)
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA 01/04/27 BRL 298 (5,582) — (5,582)
1-day
BZDIOVER At Termination 12.95% At Termination Bank of America NA 01/02/29 BRL 591 (1,238) — (1,238)
1-day
BZDIOVER At Termination 13.00% At Termination Bank of America NA 01/02/29 BRL 688 (1,208) — (1,208)
1-day
BZDIOVER At Termination 13.00% At Termination Barclays Bank plc 01/02/29 BRL 1,058 (1,859) — (1,859)
1-day
BZDIOVER At Termination 13.12% At Termination Bank of America NA 01/02/29 BRL 2,763 (2,897) — (2,897)
1-day
BZDIOVER At Termination 13.33% At Termination Barclays Bank plc 01/02/29 BRL 55 (3) — (3)
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc 01/02/29 BRL 266 69 — 69
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc 01/02/29 BRL 153 843 — 843
8.64% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 04/04/30 COP 269,522 70 — 70
8.23% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/17/30 COP 172,073 839 — 839
1-day
BZDIOVER At Termination 13.04% At Termination Barclays Bank plc 01/02/31 BRL 173 (508) — (508)
$ (101,544) $ — $ (101,544)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/19/25 USD 10 $ 36 $ — $ 36
0.00% ........... Quarterly
DB Variable
Notional Long-
Short Cross-
Currency Carry
Index v8 Quarterly Deutsche Bank AG 12/19/25 USD 7 11 — 11
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/19/25 USD 4 8 — 8
0.00% ........... Quarterly
Goldman Sachs TY
Weekly Volatility
Carry Index Quarterly
Goldman Sachs
International 12/19/25 USD 6 31 — 31
0.00% ........... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/19/25 USD 7 8 — 8
1-day SOFR minus
0.10% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 12/19/25 USD 2 (327) — (327)
1-day SOFR minus
0.15% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 12/19/25 USD 6 822 — 822
1-day SOFR minus
0.20% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 12/19/25 USD 4 (571) — (571)
1-day SOFR minus
0.25% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 12/19/25 USD 5 (717) — (717)
1-day SOFR plus 0.20% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 12/19/25 USD 6 (272) — (272)
1-day SOFR plus 0.25% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 12/19/25 USD 1 (27) — (27)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.50%
At
Termination
JPMorgan Chase Bank
NA 12/19/25 USD 3 1,191 — 1,191
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.69%
At
Termination
Goldman Sachs
International 12/19/25 USD 5 1,944 — 1,944
$ 2,137 $ — $ 2,137
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Adyen NV ................. JPMorgan Chase Bank NA USD 135,561 02/11/26 0.26% 1D OBFR01 Monthly $ (2,007)
AMC Networks, Inc. .......... Barclays Bank plc 5,374 08/23/26 0.20% 1D OBFR01 Monthly 246

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
AMC Networks, Inc. .......... JPMorgan Chase Bank NA USD 26,633 02/09/26 0.20% 1D OBFR01 Monthly $ 1,111
Cirsa Enterprises SA ......... JPMorgan Chase Bank NA 13,720 02/10/26 0.26% 1D ESTR Monthly 46
Derayah Financial Co. ........ JPMorgan Chase Bank NA 5,113 02/11/26 0.75% 1D OBFR01 Monthly 1,200
Eagle Bancorp, Inc. .......... JPMorgan Chase Bank NA 5,190 02/09/26 0.20% 1D OBFR01 Monthly 108
Emirates Integrated
Telecommunications Co. PJSC JPMorgan Chase Bank NA 19,742 02/11/26 0.75% 1D OBFR01 Monthly (55)
Flagstar Financial, Inc. ........ JPMorgan Chase Bank NA 37,236 02/09/26 0.20% 1D OBFR01 Monthly (3,845)
flynas Co. SJSC ............ JPMorgan Chase Bank NA 10,555 02/11/26 0.75% 1D OBFR01 Monthly 258
Iberdrola SA ............... JPMorgan Chase Bank NA 31,317 02/11/26 0.26% 1D OBFR01 Monthly 863
Rasan Information Technology Co. JPMorgan Chase Bank NA 8,111 02/11/26 0.75% 1D OBFR01 Monthly 656
SMG Swiss Marketplace Group AG JPMorgan Chase Bank NA 1,504 02/11/26 0.26% 1D OBFR01 Monthly (24)
Total long positions of equity swaps (1,443)
Short contracts
(b)
ABN AMRO Bank NV, CVA ..... Citibank NA (23,731) 02/26/26 (0.26)% 1D OBFR01 Monthly (553)
Accelerant Holdings .......... Citibank NA (6,617) 02/24/28 (0.15)% 1D OBFR01 Monthly 482
Alexandria Real Estate Equities, Inc. Citibank NA (57,203) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,699
Alfa SAB de CV ............. Citibank NA (3,994) 02/24/28 (0.86)% 1D OBFR01 Monthly (40)
Alfa SAB de CV ............. JPMorgan Chase Bank NA (10,235) 02/10/26 (0.50)% 1D OBFR01 Monthly (599)
Align Technology, Inc. ......... Citibank NA (34,615) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,306
Alstom SA ................ Citibank NA (37,296) 02/26/26 (0.26)% 1D OBFR01 Monthly (1,352)
Amcor plc ................. Citibank NA (72,022) 02/24/28 (0.15)% 1D OBFR01 Monthly 103
Atlantic Union Bankshares Corp. . JPMorgan Chase Bank NA (4,260) 02/09/26 (0.15)% 1D OBFR01 Monthly 25
Axon Enterprise, Inc. ......... Citibank NA (50,782) 02/24/28 (0.15)% 1D OBFR01 Monthly 3,418
Bachem Holding AG .......... JPMorgan Chase Bank NA (6,059) 02/11/26 (0.26)% 1D OBFR01 Monthly 402
Bank of Montreal ............ Citibank NA (136,444) 02/24/28 (0.20)% 1D OBFR01 Monthly (641)
Barratt Redrow plc ........... Citibank NA (57,987) 02/26/26 (0.25)% 1D OBFR01 Monthly (3,011)
Barry Callebaut AG (Registered) .. JPMorgan Chase Bank NA (51,244) 02/11/26 (0.51)% 1D OBFR01 Monthly 1,664
BASF SE ................. Citibank NA (91,088) 02/26/26 (0.26)% 1D OBFR01 Monthly (546)
Baxter International, Inc. ....... Citibank NA (82,306) 02/24/28 (0.15)% 1D OBFR01 Monthly (76)
BE Semiconductor Industries NV . Citibank NA (53,198) 02/26/26 (0.26)% 1D OBFR01 Monthly (1,903)
Beijer Ref AB .............. Citibank NA (2,863) 02/26/26 (0.26)% 1D OBFR01 Monthly 143
Beijer Ref AB .............. JPMorgan Chase Bank NA (14,109) 02/11/26 (0.26)% 1D OBFR01 Monthly 1,588
BeOne Medicines Ltd. ........ Citibank NA (41,572) 02/25/26 (0.05)% 1D OBFR01 Monthly (1,121)
Block, Inc. ................ Citibank NA (118,087) 02/24/28 (0.15)% 1D OBFR01 Monthly 7,513
Brandywine Realty Trust ....... JPMorgan Chase Bank NA (181) 02/09/26 (0.15)% 1D OBFR01 Monthly 10
Brookfield Asset Management Ltd. Citibank NA (104,995) 02/24/28 (0.20)% 1D OBFR01 Monthly 7,852
Brown-Forman Corp. ......... Citibank NA (36,624) 02/24/28 (0.15)% 1D OBFR01 Monthly (286)
Builders FirstSource, Inc. ...... Citibank NA (36,522) 02/24/28 (0.15)% 1D OBFR01 Monthly 147
Bullish ................... Barclays Bank plc (31,850) 08/23/26 (1.75)% 1D OBFR01 Monthly 2,526
CH Robinson Worldwide, Inc. ... Citibank NA (136,789) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,608
Chailease Holding Co. Ltd. ..... Citibank NA (26,626) 02/25/26 (0.35)% 1D OBFR01 Monthly 1,830
China Construction Bank Corp. .. Citibank NA (55,612) 02/25/26 (0.05)% 1D OBFR01 Monthly (20)
China Railway Group Ltd. ...... Citibank NA (19,893) 02/25/26 (0.19)% 1D OBFR01 Monthly (800)
China Resources Power Holdings
Co. Ltd. ................ Citibank NA (57,437) 02/25/26 (0.30)% 1D OBFR01 Monthly 330
Clariant AG (Registered) ....... Citibank NA (10,209) 02/26/26 (0.26)% 1D OBFR01 Monthly 50
Community Financial System, Inc. JPMorgan Chase Bank NA (6,686) 02/09/26 (0.15)% 1D OBFR01 Monthly 177
Continental AG ............. Citibank NA (21,410) 02/26/26 (0.26)% 1D OBFR01 Monthly (91)
Convatec Group plc .......... Citibank NA (24,706) 02/26/26 (0.25)% 1D OBFR01 Monthly 68
Cosan SA ................. Citibank NA (4,149) 02/24/28 (1.82)% 1D OBFR01 Monthly (34)
Cosan SA ................. JPMorgan Chase Bank NA (5,510) 02/10/26 (0.40)% 1D OBFR01 Monthly 853
CoStar Group, Inc. ........... Citibank NA (48,593) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,093
CRRC Corp. Ltd. ............ Citibank NA (23,436) 02/25/26 (0.30)% 1D OBFR01 Monthly 320
CVB Financial Corp. .......... JPMorgan Chase Bank NA (5,818) 02/09/26 (0.15)% 1D OBFR01 Monthly 372
Davide Campari-Milano NV ..... Citibank NA (40,343) 02/26/26 (0.27)% 1D OBFR01 Monthly 1,592
Dentsu Group, Inc. ........... Citibank NA (40,423) 02/26/26 (0.10)% 1D OBFR01 Monthly 1,130
DiaSorin SpA .............. Citibank NA (15,462) 02/26/26 (0.26)% 1D OBFR01 Monthly 537
Disco Corp. ................ Citibank NA (32,187) 02/26/26 (0.10)% 1D OBFR01 Monthly 833
DMG Mori Co. Ltd. ........... Citibank NA (40,970) 02/26/26 (0.18)% 1D OBFR01 Monthly (61)
Dollar Tree, Inc. ............. Citibank NA (6,519) 02/24/28 (0.15)% 1D OBFR01 Monthly 7
Dow, Inc. ................. Citibank NA (15,640) 02/24/28 (0.15)% 1D OBFR01 Monthly 162

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Elevance Health, Inc. ......... Citibank NA USD (45,140) 02/24/28 (0.15)% 1D OBFR01 Monthly $ (743)
Enphase Energy, Inc. ......... JPMorgan Chase Bank NA (582) 02/09/26 (0.15)% 1D OBFR01 Monthly 51
Entain plc ................. Citibank NA (10,602) 02/26/26 (0.25)% 1D OBFR01 Monthly (176)
Expand Energy Corp. ......... Citibank NA (168,930) 02/24/28 (0.15)% 1D OBFR01 Monthly (13,485)
FedEx Corp. ............... Citibank NA (63,283) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,565)
First Solar, Inc. ............. Citibank NA (56,115) 02/24/28 (0.15)% 1D OBFR01 Monthly (341)
Food & Life Cos. Ltd. ......... Citibank NA (66,245) 02/26/26 (0.14)% 1D OBFR01 Monthly 3,598
Formosa Chemicals & Fibre Corp. Citibank NA (14,435) 02/25/26 (0.66)% 1D OBFR01 Monthly (253)
Formosa Chemicals & Fibre Corp. JPMorgan Chase Bank NA (941) 02/23/26 (0.35)% 1D OBFR01 Monthly (38)
Formosa Plastics Corp. ........ Citibank NA (21,728) 02/25/26 (2.30)% 1D OBFR01 Monthly 178
Fujitsu Ltd. ................ Citibank NA (87,060) 02/26/26 (0.14)% 1D OBFR01 Monthly 4,956
Genuine Parts Co. ........... Citibank NA (57,700) 02/24/28 (0.15)% 1D OBFR01 Monthly (235)
Georg Fischer AG (Registered) .. Citibank NA (16,728) 02/26/26 (0.26)% 1D OBFR01 Monthly (168)
Georg Fischer AG (Registered) .. JPMorgan Chase Bank NA (9,062) 02/11/26 (0.26)% 1D OBFR01 Monthly 417
Grifols SA ................. Citibank NA (33,733) 02/26/26 (0.26)% 1D OBFR01 Monthly (1,296)
Halliburton Co. ............. Citibank NA (27,222) 02/24/28 (0.15)% 1D OBFR01 Monthly (2,396)
Hapvida Participacoes e
Investimentos SA .......... Citibank NA (12,782) 02/24/28 (0.30)% 1D OBFR01 Monthly 509
Harmonic Drive Systems, Inc. ... Citibank NA (26,991) 02/26/26 (0.12)% 1D OBFR01 Monthly 3,771
HUTCHMED China Ltd. ....... Citibank NA (3,403) 02/25/26 (0.65)% 1D OBFR01 Monthly 171
HUTCHMED China Ltd. ....... JPMorgan Chase Bank NA (3,253) 02/10/26 (0.30)% 1D OBFR01 Monthly 21
Ibiden Co. Ltd. .............. Citibank NA (12,189) 02/26/26 (0.10)% 1D OBFR01 Monthly 91
IHI Corp. ................. Citibank NA (32,703) 02/26/26 (0.10)% 1D OBFR01 Monthly (6,408)
Iluka Resources Ltd. .......... JPMorgan Chase Bank NA (22,749) 02/10/26 (0.25)% 1D OBFR01 Monthly (120)
IMCD NV ................. Citibank NA (25,043) 02/26/26 (0.26)% 1D OBFR01 Monthly 997
Innolux Corp. .............. Citibank NA (36,241) 02/25/26 (0.35)% 1D OBFR01 Monthly (752)
International Paper Co. ........ Citibank NA (204,763) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,068)
International Paper Co. ........ JPMorgan Chase Bank NA (38,934) 02/11/26 (0.50)% 1D OBFR01 Monthly 1,082
iShares iBoxx $ High Yield Corporate
Bond ETF ............... Citibank NA (139,708) 02/24/28 (0.38)% 1D OBFR01 Monthly 223
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... JPMorgan Chase Bank NA (185,859) 02/09/26 (0.59)% 1D OBFR01 Monthly 150
Japan Steel Works Ltd. (The) .... Citibank NA (40,259) 02/26/26 (0.14)% 1D OBFR01 Monthly (2,206)
JD Health International, Inc. ..... Citibank NA (48,250) 02/25/26 (0.30)% 1D OBFR01 Monthly 992
JD Sports Fashion plc ......... Citibank NA (35,427) 02/26/26 (0.25)% 1D OBFR01 Monthly (3,345)
JD Sports Fashion plc ......... JPMorgan Chase Bank NA (4,197) 02/11/26 (0.25)% 1D OBFR01 Monthly 16
JFE Holdings, Inc. ........... Citibank NA (15,257) 02/26/26 (0.10)% 1D OBFR01 Monthly 532
Kadokawa Corp. ............ Citibank NA (28,869) 02/26/26 (0.12)% 1D OBFR01 Monthly (384)
Kering SA ................. Citibank NA (140,381) 02/26/26 0.00% 1D OBFR01 Monthly (10,414)
KeyCorp .................. Citibank NA (64,401) 02/24/28 (0.15)% 1D OBFR01 Monthly 107
Kobayashi Pharmaceutical Co. Ltd. Citibank NA (14,646) 02/26/26 (0.10)% 1D OBFR01 Monthly 140
Kuaishou Technology ......... Citibank NA (42,857) 02/25/26 (0.14)% 1D OBFR01 Monthly (5,814)
Lamb Weston Holdings, Inc. .... Citibank NA (11,240) 02/24/28 (0.15)% 1D OBFR01 Monthly (550)
Lamb Weston Holdings, Inc. .... JPMorgan Chase Bank NA (4,433) 02/09/26 (0.15)% 1D OBFR01 Monthly (39)
LG Energy Solution Ltd. ....... Citibank NA (18,043) 02/25/26 (8.50)% 1D OBFR01 Monthly 177
Li Auto, Inc. ............... Citibank NA (92,277) 02/25/26 (0.24)% 1D OBFR01 Monthly 99
Lululemon Athletica, Inc. ....... Citibank NA (46,195) 02/24/28 (0.15)% 1D OBFR01 Monthly (956)
Lynas Rare Earths Ltd. ........ JPMorgan Chase Bank NA (16,989) 02/10/26 (0.25)% 1D OBFR01 Monthly (2,987)
M3, Inc. .................. Citibank NA (36,254) 02/26/26 (0.10)% 1D OBFR01 Monthly (979)
Marvell Technology, Inc. ....... Citibank NA (35,398) 02/24/28 (0.15)% 1D OBFR01 Monthly (2,097)
MatsukiyoCocokara & Co. ...... Citibank NA (32,658) 02/26/26 (0.25)% 1D OBFR01 Monthly 157
MBRF Global Foods Co. SA .... Citibank NA (5,081) 02/24/28 (0.41)% 1D OBFR01 Monthly 386
MBRF Global Foods Co. SA .... JPMorgan Chase Bank NA (3,741) 02/10/26 (12.00)% 1D OBFR01 Monthly 479
Meituan .................. Citibank NA (19,615) 02/25/26 (0.05)% 1D OBFR01 Monthly (423)
Mercari, Inc. ............... Citibank NA (37,730) 02/26/26 (0.10)% 1D OBFR01 Monthly 3
Mercari, Inc. ............... JPMorgan Chase Bank NA (174) 02/10/26 (0.25)% 1D OBFR01 Monthly 5
Mineral Resources Ltd. ........ JPMorgan Chase Bank NA (70,044) 02/10/26 (0.25)% 1D OBFR01 Monthly (7,039)
MMG Ltd. ................. Citibank NA (42,379) 02/25/26 (0.30)% 1D OBFR01 Monthly (6,123)
Molina Healthcare, Inc. ........ Citibank NA (60,017) 02/24/28 (0.15)% 1D OBFR01 Monthly (3,132)
Molson Coors Beverage Co. .... Citibank NA (112,793) 02/24/28 (0.15)% 1D OBFR01 Monthly (468)
Natura Cosmeticos SA ........ Citibank NA (4,505) 02/24/28 (0.41)% 1D OBFR01 Monthly (27)
Natura Cosmeticos SA ........ JPMorgan Chase Bank NA (318) 02/10/26 (5.05)% 1D OBFR01 Monthly (35)
NEC Corp. ................ Citibank NA (66,287) 02/26/26 (0.12)% 1D OBFR01 Monthly (932)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Neste OYJ ................ Citibank NA USD (35,592) 02/26/26 (0.26)% 1D OBFR01 Monthly $ 1,013
NEXTDC Ltd. .............. JPMorgan Chase Bank NA (9,393) 02/10/26 (0.25)% 1D OBFR01 Monthly (300)
NIKE, Inc. ................. Citibank NA (27,862) 02/24/28 (0.15)% 1D OBFR01 Monthly 528
Nippon Express Holdings, Inc. ... Citibank NA (4,581) 02/26/26 (0.15)% 1D OBFR01 Monthly 40
Norfolk Southern Corp. ........ Citibank NA (70,159) 02/24/28 (0.15)% 1D OBFR01 Monthly (2,240)
Northern Star Resources Ltd. .... JPMorgan Chase Bank NA (72,494) 02/10/26 (0.25)% 1D OBFR01 Monthly (11,844)
Norwegian Cruise Line Holdings Ltd. Citibank NA (109,177) 02/24/28 (0.15)% 1D OBFR01 Monthly 3,268
Novonesis Novozymes B ...... Citibank NA (60,712) 02/26/26 (0.26)% 1D OBFR01 Monthly (1,386)
NU Holdings Ltd. ............ Citibank NA (55,890) 02/24/28 (0.15)% 1D OBFR01 Monthly 960
Occidental Petroleum Corp. ..... Citibank NA (32,032) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,043)
Oji Holdings Corp. ........... Citibank NA (16,776) 02/26/26 (0.10)% 1D OBFR01 Monthly 362
Ono Pharmaceutical Co. Ltd. .... Citibank NA (39,462) 02/26/26 (0.13)% 1D OBFR01 Monthly 87
ORLEN SA ................ Citibank NA (31,482) 02/26/26 (0.50)% 1D OBFR01 Monthly (1,494)
Packaging Corp. of America .... Citibank NA (75,356) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,791)
Pernod Ricard SA ........... Citibank NA (71,048) 02/26/26 (0.26)% 1D OBFR01 Monthly 2,625
Pool Corp. ................ Citibank NA (56,493) 02/24/28 (0.15)% 1D OBFR01 Monthly 370
POSCO Future M Co. Ltd. ...... Citibank NA (9,443) 02/25/26 (11.00)% 1D OBFR01 Monthly (83)
POSCO Future M Co. Ltd. ...... JPMorgan Chase Bank NA (11,937) 02/10/26 (18.00)% 1D OBFR01 Monthly (866)
Postal Savings Bank of China Co.
Ltd. ................... Citibank NA (62,518) 02/25/26 (0.30)% 1D OBFR01 Monthly 869
Power Corp. of Canada ....... JPMorgan Chase Bank NA (7,694) 02/09/26 (0.25)% 1D OBFR01 Monthly (268)
PRIO SA ................. Citibank NA (27,997) 02/24/28 (0.30)% 1D OBFR01 Monthly (100)
Provident Financial Services, Inc. . JPMorgan Chase Bank NA (8,159) 02/09/26 (0.15)% 1D OBFR01 Monthly 254
Puma SE ................. Citibank NA (23,741) 02/26/26 (0.26)% 1D OBFR01 Monthly 356
Quanta Services, Inc. ......... Citibank NA (32,978) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,419)
Rakuten Group, Inc. .......... JPMorgan Chase Bank NA (550) 02/10/26 (0.25)% 1D OBFR01 Monthly (27)
Restaurant Brands International, Inc. Citibank NA (145,857) 02/24/28 (0.20)% 1D OBFR01 Monthly 1,194
Revvity, Inc. ............... Citibank NA (41,523) 02/24/28 (0.15)% 1D OBFR01 Monthly (812)
Ryohin Keikaku Co. Ltd. ....... Citibank NA (42,326) 02/26/26 (0.12)% 1D OBFR01 Monthly 542
Sandoz Group AG ........... Citibank NA (51,558) 02/26/26 (0.26)% 1D OBFR01 Monthly 862
Sapporo Holdings Ltd. ........ JPMorgan Chase Bank NA (20,066) 02/10/26 (0.25)% 1D OBFR01 Monthly 87
Sartorius Stedim Biotech ....... JPMorgan Chase Bank NA (19,636) 02/11/26 (0.26)% 1D OBFR01 Monthly 72
Sasol Ltd. ................. JPMorgan Chase Bank NA (38,765) 02/11/26 (0.40)% 1D OBFR01 Monthly 5,025
SATS Ltd. ................. JPMorgan Chase Bank NA (11,512) 02/10/26 (0.30)% 1D OBFR01 Monthly (324)
SBI Holdings, Inc. ........... Citibank NA (26,384) 02/26/26 (0.15)% 1D OBFR01 Monthly 262
Seatrium Ltd. .............. Citibank NA (29,323) 02/25/26 (1.11)% 1D OBFR01 Monthly (314)
Seatrium Ltd. .............. JPMorgan Chase Bank NA (16,129) 02/10/26 (1.13)% 1D OBFR01 Monthly (70)
Sembcorp Industries Ltd. ...... Citibank NA (11,238) 02/25/26 (0.30)% 1D OBFR01 Monthly 25
Sembcorp Industries Ltd. ...... JPMorgan Chase Bank NA (10,509) 02/10/26 (0.30)% 1D OBFR01 Monthly 230
ServisFirst Bancshares, Inc. .... JPMorgan Chase Bank NA (8,474) 02/09/26 (0.15)% 1D OBFR01 Monthly 582
SGH Ltd. ................. JPMorgan Chase Bank NA (26,864) 02/10/26 (0.25)% 1D OBFR01 Monthly (435)
Sharp Corp. ............... Citibank NA (2,895) 02/26/26 (1.24)% 1D OBFR01 Monthly 94
Sharp Corp. ............... JPMorgan Chase Bank NA (16,008) 02/10/26 (0.64)% 1D OBFR01 Monthly 881
Sigma Healthcare Ltd. ........ JPMorgan Chase Bank NA (15,795) 02/10/26 (0.25)% 1D OBFR01 Monthly 110
Smurfit WestRock plc ......... Citibank NA (97,366) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,881
Solventum Corp. ............ Citibank NA (17,260) 02/24/28 (0.15)% 1D OBFR01 Monthly 178
Starbucks Corp. ............. Citibank NA (27,122) 02/24/28 (0.15)% 1D OBFR01 Monthly 219
SUMCO Corp. .............. Citibank NA (30,947) 02/26/26 (0.10)% 1D OBFR01 Monthly 112
Super Micro Computer, Inc. ..... Citibank NA (78,882) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,801)
Swatch Group AG (The) ....... Citibank NA (34,665) 02/26/26 (0.26)% 1D OBFR01 Monthly 456
Swatch Group AG (The) ....... JPMorgan Chase Bank NA (7,965) 02/11/26 (0.26)% 1D OBFR01 Monthly (162)
Synopsys, Inc. .............. Citibank NA (126,903) 02/24/28 (0.15)% 1D OBFR01 Monthly 4,541
Target Corp. ............... Citibank NA (89,191) 02/24/28 (0.15)% 1D OBFR01 Monthly (3,021)
Teledyne Technologies, Inc. ..... Citibank NA (79,534) 02/24/28 (0.15)% 1D OBFR01 Monthly (2,512)
Teleperformance SE .......... Citibank NA (18,987) 02/26/26 (0.26)% 1D OBFR01 Monthly (209)
Temenos AG (Registered) ...... Citibank NA (44,629) 02/26/26 (0.26)% 1D OBFR01 Monthly (42)
Toyota Industries Corp. ........ Citibank NA (33,767) 02/26/26 (0.13)% 1D OBFR01 Monthly 26
Treasury Wine Estates Ltd. ..... JPMorgan Chase Bank NA (4,103) 02/10/26 (0.25)% 1D OBFR01 Monthly 273
Truist Financial Corp. ......... Citibank NA (17,521) 02/24/28 (0.15)% 1D OBFR01 Monthly (127)
Vanguard Intermediate-Term
Corporate Bond ETF ....... JPMorgan Chase Bank NA (111,751) 02/09/26 (1.34)% 1D OBFR01 Monthly 53
Wise plc .................. Citibank NA (14,558) 02/26/26 (0.25)% 1D OBFR01 Monthly 464
Xinyi Glass Holdings Ltd. ...... Citibank NA (15,651) 02/25/26 (0.74)% 1D OBFR01 Monthly (1,040)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Xinyi Glass Holdings Ltd. ...... JPMorgan Chase Bank NA USD (2,257) 02/10/26 (0.75)% 1D OBFR01 Monthly $ (111)
Yakult Honsha Co. Ltd. ........ Citibank NA (30,019) 02/26/26 (0.10)% 1D OBFR01 Monthly 667
Zealand Pharma A/S ......... Citibank NA (20,775) 02/26/26 (0.28)% 1D OBFR01 Monthly (980)
Zensho Holdings Co. Ltd. ...... Citibank NA (19,973) 02/26/26 (0.13)% 1D OBFR01 Monthly 375
      Total short positions of equity swaps (33,858)
Total long and short position of equity swaps (35,301)
Net dividends and financing fees (12,124)
Total equity swap contracts including dividends and financing fees $ (47,425)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .06%
1-day ESTR ......................................... Euro Short-Term Rate 1 .92
1-day IBR ........................................... Colombian Reference Banking Indicator 8 .73
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .74
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 7 .85
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .31
1-day SONIA ......................................... Sterling Overnight Index Average 3 .97
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1 .49
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .48
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .65
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .57
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7 .00
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 4 .62
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6 .48
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .10
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .50
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 4 .48

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 601,431 $ — $ 601,431
Ireland .............................................. — 2,259,801 — 2,259,801
United Kingdom ........................................ — 33,043 — 33,043
United States .......................................... 158,965 2,168,445 193,760 2,521,170
Common Stocks
Australia ............................................. — 419,619 1 419,620
Austria .............................................. — 2,182 — 2,182
Belgium ............................................. — 33,896 — 33,896
Brazil ............................................... 279,376 — — 279,376
Canada ............................................. 1,765,738 — — 1,765,738
Cayman Islands ........................................ 105,557 — 12,432 117,989
China ............................................... 381,526 1,687,563 — 2,069,089
Colombia ............................................ 7,064 — — 7,064
Czech Republic ........................................ — 10,044 — 10,044
Denmark ............................................. — 596,696 — 596,696
Finland .............................................. — 99,782 — 99,782
France .............................................. — 2,763,944 — 2,763,944
Georgia ............................................. — 11,455 — 11,455
Germany ............................................ — 728,452 211 728,663
Greece .............................................. 24,745 7,324 — 32,069
Hong Kong ........................................... — 129,728 — 129,728
Hungary ............................................. — 18,339 — 18,339
India ............................................... — 89,789 — 89,789
Indonesia ............................................ — 49,774 — 49,774
Ireland .............................................. 148,207 — — 148,207
Israel ............................................... 55,045 — 160 55,205
Italy ................................................ — 1,971,419 — 1,971,419
Japan ............................................... — 2,670,664 — 2,670,664
Jersey, Channel Islands ................................... 56,129 — — 56,129
Kazakhstan ........................................... 9,965 6,194 — 16,159
Macau .............................................. — 37,778 — 37,778
Malaysia ............................................. — 12,173 — 12,173
Mexico .............................................. 128,853 82,777 — 211,630
Netherlands ........................................... 28,765 2,057,406 — 2,086,171
Norway .............................................. — 101,759 — 101,759
Philippines ........................................... 3,947 13,661 — 17,608
Poland .............................................. — 80,761 — 80,761
Portugal ............................................. — 8,618 — 8,618
Republic of Turkiye ...................................... 19,732 28,852 — 48,584
Romania ............................................. — 7,447 — 7,447
Saudi Arabia .......................................... 30,570 36,866 — 67,436
Singapore ............................................ — 49,380 — 49,380
South Africa ........................................... 13,220 217,211 — 230,431
South Korea .......................................... — 507,813 — 507,813
Spain ............................................... — 901,665 — 901,665
Sweden ............................................. — 259,697 — 259,697
Switzerland ........................................... 81,446 504,910 — 586,356
Taiwan .............................................. 57,254 1,682,579 — 1,739,833
Thailand ............................................. — 27,167 — 27,167
United Arab Emirates .................................... — — — —
United Kingdom ........................................ 213,655 3,364,720 — 3,578,375
United States .......................................... 70,425,798 1,251,276 1,079,509 72,756,583
Corporate Bonds
Australia ............................................. — 28,137 133,821 161,958
Austria .............................................. — 112,269 — 112,269
Canada ............................................. — 691,349 — 691,349
China ............................................... — 71,643 — 71,643
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

Level 1 Level 2 Level 3 Total
France .............................................. $ — $ 1,877,885 $ — $ 1,877,885
Germany ............................................ — 2,761,561 — 2,761,561
Greece .............................................. — 117,995 — 117,995
India ............................................... — — — —
Ireland .............................................. — 243,105 — 243,105
Israel ............................................... — 118,432 — 118,432
Italy ................................................ — 1,963,854 — 1,963,854
Japan ............................................... — 486,010 — 486,010
Jersey, Channel Islands ................................... — 280,744 — 280,744
Luxembourg .......................................... — 843,967 — 843,967
Mauritius ............................................. — — 252,331 252,331
Mexico .............................................. — 323,965 — 323,965
Netherlands ........................................... — 476,581 — 476,581
Spain ............................................... — 603,438 — 603,438
Sweden ............................................. — 301,020 — 301,020
Switzerland ........................................... — 249,730 — 249,730
Thailand ............................................. — 199,813 — 199,813
United Kingdom ........................................ — 2,688,249 71,283 2,759,532
United States .......................................... — 6,506,791 1,409,840 7,916,631
Fixed Rate Loan Interests .................................. — 15,035 — 15,035
Floating Rate Loan Interests
France .............................................. — 132,396 — 132,396
Germany ............................................ — 63,351 — 63,351
Jersey, Channel Islands ................................... — — 111,852 111,852
Netherlands ........................................... — 559,724 176,215 735,939
Spain ............................................... — 102,692 — 102,692
United Kingdom ........................................ — 385,276 — 385,276
United States .......................................... — 833,533 516,286 1,349,819
Foreign Agency Obligations ................................. — 253,690 — 253,690
Foreign Government Obligations .............................. — 4,894,039 — 4,894,039
Investment Companies .................................... 5,674,394 — — 5,674,394
Municipal Bonds ......................................... — 104,713 — 104,713
Non-Agency Mortgage-Backed Securities ........................ — 2,819,320 — 2,819,320
Preferred Securities
Brazil ............................................... 141,228 — 126,959 268,187
China ............................................... — — 621,555 621,555
Finland .............................................. — — 35,986 35,986
Germany ............................................ — — — —
India ............................................... — — — —
Sweden ............................................. — — — —
United Kingdom ........................................ — — 61,343 61,343
United States .......................................... 165,661 44,297 2,946,264 3,156,222
Rights ................................................ — — 1,193 1,193
U.S. Government Sponsored Agency Securities .................... — 1,138,663 — 1,138,663
U.S. Treasury Obligations ................................... — 1,094,892 — 1,094,892
Warrants .............................................. 721 159 76,369 77,249
Short-Term Securities
Foreign Government Obligations .............................. — 83,908 — 83,908
Money Market Funds ...................................... 9,281,170 — — 9,281,170
Options Purchased
Credit contracts .......................................... — 200 — 200
Equity contracts .......................................... 678,018 — — 678,018
Foreign currency exchange contracts ........................... — 9,141 — 9,141
Interest rate contracts ...................................... — 17,137 — 17,137
Unfunded Floating Rate Loan Interests
(a)
........................... — — 102 102
$ 89,936,749 $ 61,092,804 $ 7,827,472 $ 158,857,025
Investments Valued at NAV
(b)
...................................... 179,592
$ 159,036,617
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 70,251 $ — $ 70,251
Equity contracts ........................................... 90,961 189,160 — 280,121
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

Level 1 Level 2 Level 3 Total
Foreign currency exchange contracts ............................ $ — $ 97,061 $ — $ 97,061
Interest rate contracts ....................................... 235,643 2,193,820 — 2,429,463
Other contracts ........................................... — 4,536 — 4,536
Liabilities
Credit contracts ........................................... — (22,409) — (22,409)
Equity contracts ........................................... (600,226) (146,323) — (746,549)
Foreign currency exchange contracts ............................ — (168,871) — (168,871)
Interest rate contracts ....................................... (271,005) (376,364) — (647,369)
$ (544,627) $ 1,840,861 $ — $ 1,296,234
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Preferred
Securities Rights
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 ....... $ 187,260 $ 1,037,775 $ 2,135,486 $ 40,872 $ 828,824 $ 3,301,677 – $ — $ 41,479 $ 7,573,373
Transfers into Level 3 ..................... — — — — 29,531 — – — 24,416 53,947
Transfers out of Level 3 .................... — — — — (22,486) — – — — (22,486)
Other
(a)
............................... — (4,056) — — — 4,056 – — — —
Accrued discounts/premiums ................. — — 8,006 — 2,540 — – — — 10,546
Net realized gain (loss) .................... — (470) 64 — — — – — 59 (347)
Net change in unrealized appreciation (depreciation)
(b)
6,500 (336,917) (84,121) 578 30,383 1,338,284 – 102 10,475 965,284
Purchases ............................. — 742,074 716,855 — 75,951 500,367 1,193 — — 2,036,440
Sales ................................ — (346,093) (909,015) (41,450) (140,390) (1,352,277) – — (60) (2,789,285)
Closing balance, as of September 30, 2025 .......
$ 193,760 $ 1,092,313 $ 1,867,275 $ — $ 804,353 $ 3,792,107 1,193 $ 102 $ 76,369 $ 7,827,472
Net change in unrealized appreciation (depreciation) on
investments still held at September 30, 2025
(b)
...
$ 6,500 $ (263,244) $ (62,400) $ — $ 26,829 $ 768,389 – $ 102 $ 11,768 $ 487,944
(a)
Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $178,433. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities ........................ $ 193,760 Income Discount Rate 7% —
Common Stocks ............................. 1,092,312 Market Revenue Multiple 1.00x - 7.50x 3.38x
Volatility 56% - 80% 77%
Time to Exit 0.3 - 5.4 years 3.7 years
EBITDA Multiple 27.54x —
Gross Profit Multiple 8.25x —
Discount for Lack of
Marketability 9% —
Income Discount Rate 15% —
Corporate Bonds ............................. 1,866,362 Income Discount Rate 8% - 34% 14%
Estimated Recovery
Value 30% —
Market Revenue Multiple 1.00x - 3.50x 3.04x
EBITDA Multiple 12.75x —
Time to Exit 0.7 years —
Volatility 60% 60%
Floating Rate Loan Interests ...................... 639,426 Income Discount Rate 8% - 15% 10%
Preferred Stocks ............................. 3,780,809 Market Revenue Multiple 1.30x - 30.17x 14.16x
EBITDAR Multiple 12.75x —
Volatility 49% - 90% 70%
Time to Exit 1.0 - 4.0 years 3.0 years
Market Adjustment
Multiple 0.20x - 1.10x 1.06x
Gross Profit Multiple 12.50x —
Income Discount Rate 10% - 15% 12%
Warrants 76,370 Market Revenue Multiple 3.50x - 11.50x 9.88x
Volatility 30% - 80% 57%
Time to Exit 0.3 - 5.5 years 4.2 years
Discount for Lack of
Marketability 9% —
$ 7,649,039
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Global Allocation Portfolio

Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLO Collateralized Loan Obligation
CNREPOFIX_CFXS China Fixing Repo Rates
CVA Certification Van Aandelon (Dutch Certificate)
CVR Contingent Value Rights
DAC Designated Activity Company
EM Emerging Markets
ESTR EUR - 1D Euro Short Term Rate
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE
Nasdaq National Association of Securities Dealers Automated Quotations
NVDR Non-Voting Depository Receipts
OBFR01 USD - 1D Overnight Bank Funding Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TIPS Treasury Inflation Protected Securities
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate